Filed with the U.S. Securities and Exchange Commission on April 25, 2018

1933 Act Registration File No. 333-172080
1940 Act File No. 811-22525
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	359	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	360	[	X	]

(Check appropriate box or boxes.)

MANAGED PORTFOLIO SERIES
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:  (414) 287-3700

James R. Arnold, President and Principal Executive Officer
Managed Portfolio Series
615 East Michigan Street
Milwaukee, WI 53202
(Name and Address of Agent for Service)

Copy to:
Michael P. O’Hare, Esq.
Stradley Ronon Stevens & Young, LLP.
2005 Market Street, Suite 2600
Philadelphia, PA 19103

As soon as practicable after this Registration Statement is declared effective.
(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box)
[		]	immediately upon filing pursuant to paragraph (b)
[	X	]	On April 30, 2018 pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[	X	]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note:  This Post-Effective Amendment No. 359 to the Registration Statement of Managed Portfolio Series (the “Trust”) is being filed for the purpose of updating the financial information and to make other permissible changes under Rule 485(b).

FRIESS

ASSOCIATES

TIME TESTED • RESEARCH FOCUSED

Friess Small Cap Growth Fund
Institutional Class Shares – SCGFX
Investor Class Shares – SCGNX

Prospectus

April 30, 2018

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved of these securities or determined if this Prospectus is truthful or complete.
 Any representation to the contrary is a criminal offense.

Friess Small Cap Growth Fund
Series of Managed Portfolio Series (the “Trust”)

Table of Contents - Prospectus

Summary Section

Friess Small Cap Growth Fund

Investment Objective
The Friess Small Cap Growth Fund’s (the “Fund”) investment objective is to seek capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Institutional Class	Investor Class
Shareholder Fees (fees paid directly from your investment)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Institutional Class	Investor Class
Management Fees	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fee	0.00%	0.25%
Shareholder Servicing Plan Fees	0.15%	0.15%
Other Expenses	0.35%	0.34%
Total Annual Fund Operating Expenses	1.50%	1.74%
Less: Fee Waiver (1)	(0.30)%	(0.29)%
Total Annual Fund Operating Expenses After Fee Waiver(1)	1.20%	1.45%
(1)
Friess Associates, LLC (the “Adviser” or “Friess”) has contractually agreed to waive its management fees and pay Fund expenses in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses (“AFFE”), leverage/borrowing interest, interest expense, taxes, brokerage commissions, and extraordinary expenses) do not exceed 1.20% of the average daily net assets of the Institutional Class and 1.45% of the average daily net assets of the Investor Class. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and/or expense payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and/or expense payment occurred and the expense limit in place at the time of recoupment. The Operating Expenses Limitation Agreement is indefinite, but cannot be terminated through at least April 30, 2019.  Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser, with the consent of the Board.

Example

This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation for one year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional Class	$122	$445	$790	$1,765
Investor Class	$148	$520	$917	$2,028

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal period from May 31, 2017 to December 31, 2017, the Fund’s portfolio turnover rate was 126% of the average value of its portfolio.

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Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities issued by smaller capitalization companies.  The Fund invests principally in common stocks of U.S. companies but may also invest in equity securities of foreign issuers, usually those that are publicly traded in the United States either directly or through American Depositary Receipts (“ADRs”).

The Fund defines smaller capitalization companies as companies having market capitalizations at the time of purchase within the market capitalization range of companies included in Russell 2000® Index at the date of the last reconstitution of the Index. As of June 23, 2017, the date of the Index’s latest reconstitution (implemented by the Index on June 24, 2017), the capitalization range of the Russell 2000® Index was between $144 million and $4.4 billion.

The Fund utilizes a fundamentals-driven, company-by-company investment approach that is based on the premise that companies generating strong earnings growth should see their stock price rise. The Fund invests in companies in a broad range of industries, generally focusing on companies delivering at least 20% year-over-year earnings growth (under normal economic conditions) with shares that sell at reasonable price-to-earnings ratios, typically less than 30 times forward earnings estimates as determined by the Adviser or Friess Associates of Delaware, LLC as sub-adviser of the Fund (“Friess of Delaware” or the “Sub-Adviser”). The Fund targets fundamentally sound companies that are experiencing positive change, such as new products, new management teams or members, acquisitions or divestitures, or legislative changes.  The Fund’s annual portfolio turnover rate may exceed 250%.

The Fund employs a firm sell discipline.  The Fund will sell a portfolio holding when:
•	The company’s fundamentals deteriorate such as contracting profit margins or reduced revenue growth;
•	The Adviser or Sub-Adviser believes investor expectations become unrealistically high regarding the company’s outlook;
•	The Adviser or Sub-Adviser identifies a better investment that needs capital to be made available to facilitate its purchase; or
•	The holding’s share price reaches the Adviser’s or Sub-Adviser’s target price.

Principal Risks

As with any mutual fund, there are risks to investing.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.  In addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time.  The principal risks of investing in the Fund are:

General Market Risk. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities.  Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

Management Risk.  The Fund may not meet its investment objective or may underperform the market or other mutual funds with similar strategies if the Adviser or Sub-Adviser cannot successfully implement the Fund’s investment strategies.

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Equity Securities Risk.  The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value.  This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors, geographic markets or companies in which the Fund invests.

Small-Cap Companies Risk.  Investing in securities of small-cap companies may involve greater volatility than investing in larger, more established companies.  The securities of small-cap companies may have greater price volatility and less liquidity than the securities of larger companies. The Fund may hold a significant percentage of a company’s outstanding shares and may have to sell its shares at a discount from quoted prices.

Growth-Style Investing Risk.  Investors expect growth companies to increase their earnings at a rate that is generally higher than the rate expected for non-growth companies.  If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings.  Growth companies also typically do not pay dividends.  Companies that pay dividends may experience less significant stock price declines during market downturns.

Foreign Securities Risk.  Investments in securities issued by foreign companies involve risks not generally associated with investments in the securities of U.S. companies, including risks relating to political, social, and economic developments abroad and differences between U.S. and foreign regulatory and tax requirements and market practices, including fluctuations in foreign currencies.

Depositary Receipts Risk.  Depositary receipts are generally issued by a bank or trust company and evidence ownership of underlying foreign securities.  Depositary receipts are generally subject to the same risks as the foreign securities because their values depend on the performance of the underlying foreign securities.

Portfolio Turnover Risk.  A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.

Performance

The Fund is a successor to the Friess Small Cap Trust (the “Predecessor Fund”), an unregistered Delaware Business Trust that commenced operations on August 6, 2002. The Predecessor Fund was reorganized into the Fund by transferring all of the Predecessor Fund’s assets to the Fund in exchange for Institutional Class shares of the Fund on May 31, 2017, the date that the Fund commenced operations (the “Reorganization”).

Performance for the period until the Reorganization is for the Predecessor Fund. From its inception through the date of the Reorganization, the Predecessor Fund was not subject to certain investment restrictions, diversification requirements and other restrictions of the Investment Company Act of 1940, as amended (the “1940 Act”) or Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), which, if they had been applicable, might have adversely affected the Predecessor Fund’s performance. After the Reorganization, the Fund’s performance was calculated using the standard formula set forth in rules promulgated by the SEC, which differs in certain respects from the methods used to compute total return for the Predecessor Fund.

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The information below provides some indications of the risks of investing in the Fund. The bar chart shows how the performance for the Institutional Class shares of the Fund and the Predecessor Fund varied from year to year. The past performance shown below is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available on the Fund’s website at www.friessfunds.com or by calling the Fund toll-free at 855-656-3017.

Best Quarter	Worst Quarter
Q4 2010 16.08%	Q3 2011 -25.45%

Average Annual Total Returns for the periods ended December 31, 2017
Institutional Class Shares	One Year	Five Years	Ten Years
Return Before Taxes	30.13%	20.57%	5.40%
Return After Taxes on Distributions	N/A	N/A	N/A
Return After Taxes on Distributions and Sale of Fund Shares	N/A	N/A	N/A
Investor Class Shares
Return Before Taxes(1)	29.82%	20.27%	5.14%
Russell 2000 ® Index (reflects no deductions for fees, expenses or taxes)	14.65%	14.12%	8.71%
Russell 2000 ® Growth Index (reflects no deductions for fees, expenses or taxes)	22.17%	15.21%	9.19%
(1)
The Fund offers two classes of shares. The Investor Class commenced operations on May 31, 2017.  Performance shown prior to inception of the Investor Class is based on the performance of the Predecessor Fund, adjusted for the higher expenses applicable to Investor Class shares.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).  Prior to the Reorganization, the Fund was an unregistered trust that did not qualify as a regulated investment company for federal income tax purposes and did not pay dividends and distributions.  As a result of the different tax treatment, the Fund is unable to show after-tax returns for periods prior to May 31, 2017.

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Management

Investment Adviser and Sub-Adviser

Friess Associates, LLC is the Fund’s investment adviser.  Friess Associates of Delaware, is the Fund’s sub-adviser.

Portfolio Manager

Scott W. Gates, Portfolio Manager and Chief Investment Officer of the Adviser and Sub-Adviser since 2013, is the portfolio manager responsible for the day-to-day management of the Fund.  Mr. Gates has managed the Fund since its inception in May 2017, and served as the portfolio manager to the Predecessor Fund since September 2012.

Purchase and Sale of Fund Shares

You may purchase or redeem Fund shares on any day that the New York Stock Exchange (“NYSE”) is open for business by written request via mail (Friess Small Cap Growth Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by wire transfer, by contacting the Fund by telephone at 855-656-3017, or through a financial intermediary.  The minimum initial and subsequent investment amounts for each share class are shown below. The Fund may reduce or waive the minimums in its sole discretion.

	Minimum Initial Investment	Subsequent Minimum Investment
Institutional Class	$100,000	$100
Investor Class	$2,000	$100

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are a tax-exempt organization or are investing through a tax-advantaged arrangement such as a 401(k) plan or IRA. Distributions on investments made through tax-advantaged arrangements may be taxed as ordinary income when withdrawn from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or its Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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Investment Objective, Strategies, Risks and Disclosure of Portfolio Holdings

Investment Objective

The Fund’s investment objective is to seek capital appreciation.  The Fund’s investment objective is not fundamental and may be changed without the approval of the Fund’s shareholders upon 60 days’ prior written notice to shareholders.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities issued by smaller capitalization companies.  The Fund will invest principally in common stocks of U.S. companies but will also invest in equity securities of foreign issuers, usually those that are publicly traded in the United States either directly or through ADRs. In addition to common stocks the equity securities in which the Fund may invest include preferred stocks, convertible securities and rights.

The Fund defines smaller capitalization companies as companies having market capitalizations within the market capitalization range of companies included in Russell 2000® Index at the date of the last reconstitution of the Index. As of June 23, 2017, the date of the Index’s latest reconstitution (implemented by the Index June 24, 2017), the capitalization range of the Russell 2000® Index was between $144 million and $4.4 billion.

The Fund utilizes a fundamentals-driven, company-by-company investment approach that is based on the premise that companies generating strong earnings growth should see their stock price rise. The Adviser and Sub-Adviser believe the Fund is most likely to achieve its investment objective if it consistently invests in companies with earnings growth that exceeds the expectations of the investment community. Accordingly, the Fund invests in companies that the Adviser and Sub-Adviser believe are fundamentally sound and experiencing positive change. The Adviser and Sub-Adviser believe fundamentally sound companies generally have some or all of the following attributes under normal economic conditions:

•	Earnings growth typically more than 20% annually
•	High rates of profitability
•	Strong balance sheets
•	High quality of earnings (i.e., earnings realized through the normal sale of products or services rather than earnings or losses from non-recurring events)

The types of positive change companies experience could be:
•	New products
•	New management teams or members
•	Acquisitions or divestitures
•	Legislative changes

The Fund employs a firm sell discipline.  The Fund will sell a portfolio holding when:
•	The company’s fundamentals deteriorate such as contracting profit margins or reduced revenue growth;
•	The Adviser or Sub-Adviser believes investor expectations become unrealistically high regarding the company’s outlook;
•	The Adviser or Sub-Adviser identifies a better investment that needs capital made available to facilitate its purchase; or
•	The holding’s share price reaches the Adviser’s or Sub-Adviser’s target price.

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This sell discipline is likely to cause the Fund to have an annual portfolio turnover rate that may exceed 250%.

Temporary Strategies; Cash or Similar Investments.  At the Adviser or Sub-Adviser’s discretion, the Fund may invest in high-quality, short-term debt securities and money market instruments for (i) temporary defensive purposes in response to adverse market, economic, or political conditions, and (ii) retaining flexibility in meeting redemptions, paying expenses, and identifying and assessing investment opportunities.  These short-term debt securities and money market instruments include cash, shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. government securities, and repurchase agreements. To the extent that the Fund invests in money market mutual funds for its cash position, there will be some duplication of expenses because the Fund will bear its pro rata portion of such money market Fund’s management fees and operational expenses.  When investing for temporary defensive purposes, the Adviser or Sub-Adviser may invest up to 100% of the Fund’s total assets in such instruments.  Taking a temporary defensive position may result in the Fund not achieving its investment objective.

Principal Risks of Investing in the Fund

Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take.  Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund.  The principal risks of investing in the Fund are:

General Market Risk.  The net asset value and investment return of the Fund will fluctuate based upon changes in the value of the Fund’s portfolio securities.  The market value of a security may move up or down, sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time.  Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole.  U.S. and international markets have experienced, and may continue to experience, volatility, which may increase risks associated with an investment in the Fund.  The market value of securities in which the Fund invests is based upon the market’s perception of value, and is not necessarily an objective measure of the securities’ value.  In some cases, for example, the stock prices of individual companies have been negatively affected even though there may be little or no apparent degradation in the financial condition or prospects of the issuers.  Similarly, the debt markets have experienced substantially lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties.  As a result of this significant volatility, many of the following risks associated with an investment in the Fund may be increased.  Continuing market volatility may have adverse effects on the Fund.

Management Risk.  The ability of the Fund to meet its investment objective is directly related to the Adviser’s or Sub-Adviser’s investment strategies for the Fund.  The value of your investment in the Fund may vary with the effectiveness of the Adviser’s or Sub-Adviser’s research, analysis and asset allocation among portfolio securities.  If the Adviser’s or Sub-Adviser’s investment strategies do not produce the expected results, the value of your investment could be diminished or even lost entirely, and the Fund could underperform the market or other mutual funds with similar investment objectives.

Equity Securities Risk.  The Fund’s investments in equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.  These investor perceptions are based on various and unpredictable factors including: expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; global and/or regional political, economic and banking crises; and factors affecting specific industries, sectors or companies in which the Fund invests.  The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities.

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Small-Cap Companies Risk.  The small-cap companies in which the Fund invests may not have the management experience, financial resources, product or business diversification and competitive strengths of large-cap companies.  Therefore, these securities may have more price volatility and be less liquid than the securities of larger, more established companies.  Small-cap company stocks may also be bought and sold less often and in smaller amounts than larger company stocks.  Because of this, if the Adviser or Sub-Adviser want to sell a large quantity of a small-cap company stock, it may have to sell at a lower price than it might prefer, or it may have to sell in smaller than desired quantities over a period of time.  Analysts and other investors may follow these companies less actively, and therefore information about these companies may not be as readily available as that for large-cap companies.

Growth-Style Investing Risk.  Investors expect growth companies to increase their earnings at a rate that is generally higher than the rate expected for non-growth companies.  If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings.  Growth companies also typically do not pay dividends.  Companies that pay dividends may experience less significant stock price declines during market downturns.

Foreign Securities Risk.  The risks of investing in securities of foreign companies involves risks not generally associated with investments in securities of U.S. companies, including risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory and tax requirements, and market practices.  Securities that are denominated in foreign currencies are subject to the further risk that the value of the foreign currency will fall in relation to the U.S. dollar and/or will be affected by volatile currency markets or actions of U.S. and foreign governments or central banks. Foreign securities may be subject to greater fluctuations in price than securities of U.S. companies because foreign markets may be smaller and less liquid than U.S. markets. There may be less information publicly available about foreign companies than about a U.S. company, and many foreign companies are not subject to accounting, auditing, and financial reporting standards, regulatory framework and practices comparable to those in the U.S.

Depositary Receipts Risk.  Depositary receipts are generally issued by a bank or trust company and evidence ownership of underlying foreign securities.  Depositary receipts are generally subject to the same risks as the foreign securities because their values depend on the performance of the underlying foreign securities.  The Fund may invest in unsponsored depositary receipts that are issued without an agreement with the company that issues the underlying foreign securities.  Holders of unsponsored depositary receipts generally bear all the costs of such depositary receipts, and the issuers of unsponsored depositary receipts frequently are under no obligation to distribute shareholder communications received from the company that issues the underlying foreign securities or to pass through voting rights to the holders of the depositary receipts.  As a result, there may not be a correlation between such information and the market values of unsponsored depositary receipts.

Portfolio Turnover Risk.  A high portfolio turnover rate (100% or more) has the potential to result in the realization by the Fund, and the distribution to shareholders, of a greater amount of capital gains than if the Fund had a low portfolio turnover rate. Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal tax laws.  A higher portfolio turnover rate could result in greater taxes, depending upon the type of accounting which you hold shares of the Fund.  A higher portfolio turnover rate also causes the Fund to incur higher transaction costs associated with buying and selling portfolio securities.

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Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Statement of Additional Information (“SAI”).

Management of the Fund

Investment Adviser and Sub-Adviser

The Fund has entered into an investment advisory agreement (“Advisory Agreement”) with Friess Associates, LLC located at P.O. Box 576, Jackson, Wyoming 83001.  Friess may delegate some or all of its investment advisory responsibilities to its affiliate, Friess Associates of Delaware, LLC located at P.O. Box 4166, Greenville, Delaware 19807, pursuant to a sub-advisory agreement (the “Sub-Advisory Agreement”).  As of March 31, 2018, Friess and Friess of Delaware on a combined basis had approximately $1.269 billion in assets under management.  Friess and Friess of Delaware were established in 1974 and 1993, respectively.

The Adviser and, if so delegated, the Sub-Adviser supervise the investment portfolio of the Fund, directing the purchase and sale of investment securities in the day-to-day management of the Fund. In allocating brokerage business for the Fund, the Adviser and Sub-Adviser take into consideration the research, analytical, statistical and other information and services provided by the broker, such as general economic reports and information, reports or analyses of particular companies or industry groups, market timing and technical information, and the availability of the brokerage firm’s analysts (or analysts of other firms retained by the broker) for consultation.

The Fund is obligated by the Advisory Agreement to pay an annual management fee to the Adviser of 1.00% of the average daily net assets of the Fund. Under the Sub-Advisory Agreement, Friess, not the Fund, pays Friess of Delaware a fee equal to 110% of the monthly expenses Friess of Delaware incurs in performing its services as Sub-Adviser.

Fund Expenses.  The Fund is responsible for its own operating expenses.  Pursuant to an Operating Expenses Limitation Agreement between the Adviser and the Trust, on behalf of the Fund, the Adviser has agreed to waive its management fees, and pay Fund expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding AFFE, leverage/borrowing interest, interest expense, taxes, brokerage commissions, and extraordinary expenses) do not exceed 1.20% of the average daily net assets of the Institutional Class and 1.45% of the average daily net assets of the Investor Class.  Management fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and expense reimbursement was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and reimbursement occurred and at the time of the recoupment.  The Operating Expenses Limitation Agreement is indefinite, but cannot be terminated through at least April 30, 2019.  Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Board or the Adviser, with the consent of the Board.

A discussion regarding the basis of the Board’s approval of the Advisory Agreement is available in the Fund’s semi-annual report to shareholders for the period ended June 30, 2017.

The Fund, as a series of the Trust, does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any other series.

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Portfolio Manager

Scott W. Gates is the portfolio manager of the Fund and is primarily responsible for the day-to-day management of the Fund. All investment decisions are made by a team of investment professionals representing the Adviser and Sub-Adviser, any of whom may make recommendations subject to the final approval of Mr. Gates, or another member of the Adviser’s management team to whom Mr. Gates may delegate the authority. Mr. Gates is Chief Investment Officer of Friess and Friess of Delaware, positions he has held since March 2013. Previously, from September 2012 until March 2013, he served as Co-Chief Investment Officer of Friess and Friess of Delaware. Mr. Gates has been a team leader since 2008, a member of the Management Committee of Friess and Friess of Delaware since 2010, and a key member of the research team since joining Friess in 2003.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of Fund shares.

Shareholder Information

Pricing of Fund Shares

The price of each class of the Fund’s shares is its net asset value (“NAV”).  The NAV of each class is calculated by dividing its total assets, less its liabilities, by the number of its shares outstanding.  The NAV of each class is calculated at the close of regular trading of the NYSE, which is generally 4:00 p.m., Eastern Time.  The NAV of each class will not be calculated nor may investors purchase or redeem Fund shares on days that the NYSE is closed for trading, even though certain Fund securities (i.e., foreign or debt securities) may trade on days the NYSE is closed and such trading may materially affect the NAV.

The Fund’s assets are generally valued at their market price using valuations provided by independent pricing services. Fixed income securities with remaining maturities of 60 days or less are valued at amortized cost.  When market quotations are not readily available, a security or other asset is valued at its fair value as determined under fair value pricing procedures approved by the Board.  These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.  The Board will regularly evaluate whether the Trust’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures by the Trust’s valuation committee.

When fair value pricing is employed, security prices that the Fund uses to calculate its NAV may differ from quoted or published prices for the same securities.  Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different (higher or lower) from the price of the security quoted or published by others, the value when trading resumes, and/or the value realized upon the security’s sale.  Therefore, if a shareholder purchases or redeems Fund shares when the Fund holds securities priced at a fair value, the number of shares purchased or redeemed may be higher or lower than it would be if the Fund were using market value pricing.

In the case of foreign securities, the occurrence of certain events (such as a significant surge or decline in the U.S. or other markets) after the close of foreign markets, but prior to the time the Fund’s NAV is calculated will often result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day.  If such events occur, the Fund will value foreign securities at fair value, taking into account such events, in calculating the NAV.  In such cases, use of fair valuation can reduce an investor’s ability to profit by estimating the Fund’s NAV in advance of the time the NAV is calculated.  In addition, the Fund’s investments in smaller capitalization companies are more likely to require a fair value determination because they may be more thinly traded and less liquid than securities of larger companies.  The Trust anticipates that the Fund’s portfolio holdings will be fair valued only if market quotations for those holdings are unavailable or considered unreliable.

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How to Purchase Fund Shares

Shares of the Fund are purchased at the NAV per share next calculated after your purchase order is received in good order by the Fund (as defined below).  Shares may be purchased directly from the Fund or through a financial intermediary, including but not limited to, certain brokers, financial planners, financial advisors, banks, insurance companies, retirement, benefit and pension plans or certain packaged investment products.

Shares of the Fund have not been registered and are not offered for sale outside of the United States.  The Fund generally does not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses or in certain other circumstances where the Chief Compliance Officer and Anti-Money Laundering Officer for the Trust conclude that such sale is appropriate and is not in contravention of U.S. law.

A service fee, currently $25, as well as any loss sustained by the Fund, will be deducted from a shareholder’s account for any purchases that do not clear.  The Fund and U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (the “Transfer Agent”), will not be responsible for any losses, liability, cost or expense resulting from rejecting any purchase order.  Your initial order will not be accepted until a completed account application (an “Account Application”) is received by the Fund or the Transfer Agent.

Investment Minimums.  The minimum initial investment amount is $2,000 for the Investor Class Shares and $100,000 for the Institutional Class Shares.  The minimum investment amount for subsequent investments is $100 for all share classes.  The Fund reserves the right to waive the minimum initial or subsequent investment amounts at its discretion.  The Fund may waive the initial investment amount for employees of the Adviser or Sub-Adviser, institutional clients of the Adviser or Sub-Adviser or certain other separately managed accounts of the Adviser or Sub-Adviser. Shareholders will be given at least 30 days’ written notice of any increase in the minimum dollar amount of initial or subsequent investments.

Purchases through Financial Intermediaries.  For share purchases through a financial intermediary, you must follow the procedures established by your financial intermediary.  Your financial intermediary is responsible for sending your purchase order and payment to the Fund’s Transfer Agent.  Your financial intermediary holds the shares in your name and receives all confirmations of purchases and sales from the Fund.  Your financial intermediary may charge for the services that it provides to you in connection with processing your transaction order or maintaining an account with it.

If you place an order for the Fund’s shares through a financial intermediary that is authorized by the Fund to receive purchase and redemption orders on its behalf (an “Authorized Intermediary”), your order will be processed at the applicable price next calculated after receipt by the Authorized Intermediary, consistent with applicable laws and regulations.  Authorized Intermediaries are authorized to designate other Authorized Intermediaries to receive purchase and redemption orders on the Fund’s behalf.

If your financial intermediary is not an Authorized Intermediary, your order will be processed at the applicable price next calculated after the Transfer Agent receives your order from your financial intermediary.  Your financial intermediary must agree to send immediately available funds to the Transfer Agent in the amount of the purchase price in accordance with the Transfer Agent’s procedures.  If payment is not received in a timely manner, the Transfer Agent may rescind the transaction and your financial intermediary will be held liable for any resulting fees or losses.  Financial intermediaries that are not Authorized Intermediaries may set cut-off times for the receipt of orders that are earlier than the cut-off times established by the Fund.

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Purchase Requests Must be Received in Good Order
Your share price based on the next NAV per share calculated after the Transfer Agent or your Authorized Intermediary receives your purchase request in good order.  “Good order” means that your purchase request includes:

•	The name of the Fund to be purchased;
•	The class of shares to be purchased;
•	The dollar amount of shares to be purchased;
•	Your account application or Invest By Mail form that is attached to your confirmation statement; and
•	A check payable to the name of the Fund or a wire transfer received by the Fund.

An Account Application or subsequent order to purchase Fund shares is subject to acceptance by the Fund and is not binding until so accepted.  The Fund reserves the right to reject any Account Application or purchase order if, in its discretion, it is in the Fund’s best interest to do so.  For example, a purchase order may be refused if it appears so large that it would disrupt the management of the Fund.  Purchases may also be rejected from persons believed to be “market-timers,” as described under “Tools to Combat Frequent Transactions,” below.  Accounts opened by entities, such as credit unions, corporations, limited liability companies, partnerships or trusts, will require additional documentation.  Please note that if any information listed above is missing, your Account Application will be returned and your account will not be opened.

Upon acceptance by the Fund, all purchase requests received in good order before the close of the NYSE (generally 4:00 p.m., Eastern time) will be processed at the applicable price next calculated after receipt.  Purchase requests received after the close of the NYSE will be priced on the next business day.

Purchase by Mail.  To purchase the Fund’s shares by mail, simply complete and sign the Account Application or the Invest By Mail form and mail it, along with a check made payable to the Fund, to:

Regular Mail	Overnight or Express Mail
Friess Small Cap Growth Fund	Friess Small Cap Growth Fund
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, deposit in the mail or with such services, or receipt at the U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.  Receipt of purchase orders or redemption requests is determined as of the time the order is received at the Transfer Agent’s offices.  All purchase checks must be in U.S. dollars drawn on a domestic financial institution.  The Fund will not accept payment in cash or money orders.  To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Fund is unable to accept post-dated checks, or any conditional order or payment.

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Purchase by Wire.  If you are making your first investment in the Fund, the Transfer Agent must have a completed Account Application before you wire the Fund.  You can mail or use an overnight service to deliver your Account Application to the Transfer Agent at the above address.  Upon receipt of your completed Account Application, the Transfer Agent will establish an account for you.  Once your account has been established, you may instruct your bank to send the wire.  Prior to sending the wire, please call the Transfer Agent at 855-656-3017 to advise them of the wire and to ensure proper credit upon receipt.  Your bank must include the name of the Fund, your name and your account number so that your wire can be correctly applied.  Your bank should transmit immediately available funds by wire to:

Wire to:	U.S. Bank N.A.
ABA Number:	075000022
Credit:	U.S. Bancorp Fund Services, LLC
Account:	112-952-137
Further Credit:	Friess Small Cap Growth Fund
(Class of Shares to be Purchased)
(Shareholder Name/Account Registration)
(Shareholder Account Number)

Wired funds must be received prior to the close of the NYSE (generally 4:00 p.m., Eastern time) to be eligible for same day pricing.  The Fund and U.S. Bank N.A., the Fund’s custodian, are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Investing by Telephone.  You may not make initial purchases of Fund shares by telephone.  If you accepted telephone transactions on your Account Application or have been authorized to perform telephone transactions by subsequent arrangement in writing with the Fund and your account has been open for at least 15 calendar days, you may purchase additional shares by telephoning the Fund toll free at 855-656-3017.  This option allows investors to move money from their bank account to their Fund account upon request.  Only bank accounts held at domestic financial institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions.  The minimum telephone purchase amount is $100.  If your order is received prior to the close of the NYSE (generally 4:00 p.m., Eastern time), shares will be purchased in your account at the applicable price determined on the day your order is placed.  Shareholders may encounter higher than usual call waiting times during periods of high market activity.  Please allow sufficient time to place your telephone transaction.  The Fund is not responsible for delays due to communications or transmission outages or failure. Once a telephone transaction has been placed, it cannot be canceled or modified after the close of regular trading on the NYSE (generally 4:00 p.m., Eastern time).

Subsequent Investments.  The minimum subsequent investment amount is $100.  Shareholders will be given at least 30 days’ written notice of any increase in the minimum dollar amount of subsequent investments.  You may add to your account at any time by purchasing shares by mail, telephone, or wire.  You must call to notify the Fund at 855-656-3017 before wiring.  An Invest by Mail form, which is attached to each confirmation statement received from the Transfer Agent, should accompany any investments made through the mail.  All subsequent purchase requests must include the Fund name and your shareholder account number. If you do not have the Invest by Mail form from your confirmation statement, include your name, address, Fund name and account number on a separate piece of paper.

Automatic Investment Plan.  For your convenience, the Fund offers an Automatic Investment Plan (“AIP”).  Under the AIP, after your initial investment, you may authorize the Fund to automatically withdraw any amount of at least $100 that you wish to invest in the Fund, on a monthly or quarterly basis, from your personal checking or savings account.  In order to participate in the AIP, your bank must be a member of the ACH network.  If you wish to enroll in the AIP, complete the appropriate section in the Account Application.  The Fund may terminate or modify this privilege at any time.  You may terminate your participation in the AIP at any time by notifying the Transfer Agent five days prior to the next scheduled investment.  A fee will be charged if your bank does not honor the AIP draft for any reason.

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Anti-Money Laundering Program.  The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (the “USA PATRIOT Act”) and related anti-money laundering laws and regulations.  To ensure compliance with these laws, the Account Application asks for, among other things, the following information for all “customers” seeking to open an “account” (as those terms are defined in rules adopted pursuant to the USA PATRIOT Act):

•	Full name;
•	Date of birth (individuals only);
•	Social Security or taxpayer identification number; and
•	Permanent street address (a P.O. Box number alone is not acceptable).

In compliance with the USA PATRIOT Act and other applicable anti-money laundering laws and regulations, the Transfer Agent will verify the information on your account application as part of the Program.  As requested on the account application, you must supply your full name, date of birth, social security number and permanent street address. If you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owners. Mailing addresses containing only a P.O. Box will not be accepted.  The Fund reserves the right to request additional clarifying information and may close your account if such clarifying information is not received by the Fund within a reasonable time of the request or if the Fund cannot form a reasonable belief as to the true identity of a customer.  If you require additional assistance when completing your application, please contact the Transfer Agent at 855-656-3017.
Cancellations and Modifications.  The Fund will not accept a request to cancel or modify a written transaction once processing has begun.  Please exercise care when placing a transaction request.

How to Redeem Fund Shares

In general, orders to sell or “redeem” shares may be placed directly with the Fund or through a financial intermediary.  You may redeem all or part of your investment in the Fund’s shares on any business day that the Fund calculates its NAV.

However, if you originally purchased your shares through a financial intermediary, your redemption order must be placed with the same financial intermediary in accordance with their established procedures.  Your financial intermediary is responsible for sending your order to the Transfer Agent and for crediting your account with the proceeds.  Your financial intermediary may charge for the services that they provide to you in connection with processing your transaction order or maintaining an account with them.

Shareholders who have an IRA or other retirement plan must indicate on their written redemption request whether to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding. Shares held in IRA or other retirement accounts may be redeemed by telephone at 855-656-3017. Investors will be asked whether or not to withhold taxes from any distribution.

Payment of Redemption Proceeds.  You may redeem your Fund shares at the NAV per share next determined after the Transfer Agent or an Authorized Intermediary receives your redemption request in good order.  Your redemption request cannot be processed on days the NYSE is closed.  All requests received by the Fund in good order after the close of the regular trading session of the NYSE (generally 4:00 p.m., Eastern time) will usually be processed on the next business day. Under normal circumstances, the Fund expects to meet redemption requests through the sale of investments held in cash or cash equivalents.  In situations in which investment holdings in cash or cash equivalents are not sufficient to meet redemption requests, the Fund may also choose to sell portfolio assets for the purpose of meeting such requests.  The Fund further reserves the right to distribute “in-kind” securities from the Fund’s portfolio in lieu (in whole or in part) of cash under certain circumstances, including under stressed market conditions. Redemptions-in-kind are discussed in greater detail below.

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A redemption request will be deemed in “good order” if it includes:

•	The shareholder’s name;
•	The name of the Fund;
•	The class of shares to be redeemed;
•	The account number;
•	The share or dollar amount to be redeemed; and
•	Signatures by all shareholders on the account and signature guarantee(s), if applicable.

Additional documents are required for certain types of redemptions, such as redemptions from accounts held by credit unions, corporations, limited liability companies or partnerships, or from accounts with executors, trustees, administrators or guardians. Please contact the Transfer Agent to confirm the requirements applicable to your specific redemption request.  Redemption requests that do not have the required documentation will be rejected.

While redemption proceeds may be paid by check sent to the address of record, the Fund is not responsible for interest lost on such amounts due to lost or misdirected mail.  Redemption proceeds may be wired to your pre-established bank account or proceeds may be sent via electronic funds transfer through the ACH network using the bank instructions previously established for your account.  The Fund typically sends the redemption proceeds on the next business day (a day when the NYSE is open for normal business) after the redemption request is received in good order and prior to market close, regardless of whether the redemption proceeds are sent via check, wire, or ACH transfer.  Wires are subject to a $15 fee.  There is no charge to have proceeds sent via ACH; however, funds are typically credited to your bank within two to three days after redemption.  Except as set forth below, proceeds will be paid within seven calendar days after the Fund receives your redemption request.

Please note that if the Transfer Agent has not yet collected payment for the shares you are redeeming, it may delay sending the proceeds until the payment is collected, which may take up to 12 calendar days from the purchase date.  Furthermore, there are certain times when you may be unable to sell Fund shares or receive proceeds.  Specifically, the Fund may suspend the right to redeem shares or postpone the date of payment upon redemption for more than seven calendar days: (1) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which disposal by the Fund of its securities is not reasonably practicable or it is not reasonably practicable for the Fund to fairly determine the value of its net assets; or (3) for such other periods as the SEC may by order permit for the protection of shareholders.  Your ability to redeem shares by telephone will be restricted for 15 calendar days after you change your address.  You may change your address at any time by telephone or written request, addressed to the Transfer Agent.  Confirmations of an address change will be sent to both your old and new address.

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Signature Guarantee.  Redemption proceeds will be sent to the address of record.  The Transfer Agent may require a signature guarantee for certain redemption requests.  A signature guarantee assures that your signature is genuine and protects you from unauthorized account redemptions.  Signature guarantees can be obtained from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”), but not from a notary public.  A signature guarantee, from either a Medallion program member or a non-Medallion program member, is required of each owner in the following situations:

•	If ownership is being changed on your account;
•	When redemption proceeds are payable or sent to any person, address or bank account not on record;
•	When a redemption is received by the Transfer Agent and the account address has changed within the last 15 calendar days; and
•	For all redemptions in excess of $100,000 from any shareholder account.

Non-financial transactions, including establishing or modifying the ability to purchase and redeem Fund shares by telephone and certain other services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

In addition to the situations described above, the Fund and/or the Transfer Agent reserve the right to require a signature guarantee or other acceptable signature verification in other instances based on the circumstances relative to the particular situation.

Redemption by Mail.  You may execute most redemptions by furnishing an unconditional written request to the Fund to redeem your shares at the current NAV per share.  Written redemption requests should be sent to the Transfer Agent at:

Regular Mail	Overnight or Express Mail
Friess Small Cap Growth Fund	Friess Small Cap Growth Fund
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent of the Fund. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.

Wire Redemption.  Wire transfers may be arranged to redeem shares.  However, the Transfer Agent charges a fee, currently $15, per wire redemption against your account on dollar specific trades, and from proceeds on complete redemptions and share-specific trades.

Telephone Redemption.  If you have accepted telephone transactions on your Account Application or have been authorized to perform telephone transactions by subsequent arrangement in writing with the Fund, you may redeem shares, in amounts of $100,000 or less, by instructing the Fund by telephone at 855-656-3017.  Investors in an IRA or other retirement plan will be asked whether or not to withhold federal income tax.

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In order to qualify for, or to change, telephone redemption privileges on an existing account, a signature guarantee, signature verification from a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source may be required of all shareholders in order to qualify for or to change telephone redemption privileges on an existing account. Telephone redemptions will not be made if you have notified the Transfer Agent of a change of address within 15 calendar days before the redemption request.  Shareholders may encounter higher than usual call waiting times during periods of high market activity.  Please allow sufficient time to place your telephone transaction.  The Fund is not responsible for delays due to communication or transmission outages or failures.

Note:  Neither the Fund nor any of its service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine.  To confirm that all telephone instructions are genuine, the Fund will use reasonable procedures, such as requesting that you correctly state:

•	Your Fund account number;
•	The name in which your account is registered; and/or
•	The Social Security or taxpayer identification number under which the account is registered.

If an account has more than one owner or person authorized to perform transactions, the Fund will accept telephone instructions from any one owner or authorized person.

Systematic Withdrawal Program.  The Fund offers a systematic withdrawal plan (“SWP”) whereby shareholders or their representatives may request a redemption in a specific dollar amount of at least $100 be sent to them each month, calendar quarter, or annually.  Investors may choose to have a check sent to the address of record, or proceeds may be sent to a pre-designated bank account via the ACH network.  To start this program, your account must have Fund shares with a value of at least $10,000.  This program may be terminated or modified by the Fund at any time.  Any request to change or terminate your SWP should be communicated in writing or by telephone to the Transfer Agent no later than five days before the next scheduled withdrawal.  A withdrawal under the SWP involves redemption of Fund shares, and may result in a gain or loss for federal income tax purposes.  In addition, if the amount requested to be withdrawn exceeds the rate of growth of assets in your account, including any dividends credited to your account, the account will ultimately be depleted.  To establish the SWP, complete the SWP section of the Account Application.  Please call 855-656-3017 for additional information regarding the SWP.

The Fund’s Right to Redeem an Account.  The Fund reserves the right to redeem the shares of any shareholder whose account balance is less than $2,000, other than as a result of a decline in the NAV of the Fund.  The Fund will provide a shareholder with written notice 30 days prior to redeeming the shareholder’s account.

Redemption-in-Kind.  The Fund generally pays redemption proceeds in cash.  However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund’s remaining shareholders), the Fund may pay all or part of a shareholder’s redemption proceeds in portfolio securities with a market value equal to the redemption price (redemption-in-kind).

Specifically, if the amount you are redeeming from the Fund during any 90-day period is in excess of the lesser of $250,000 or 1% of the Fund’s net assets, valued at the beginning of such period, the Fund has the right to redeem your shares by giving you the amount that exceeds this threshold in securities instead of cash.  If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash, and you may incur a taxable capital gain or loss as a result of the distribution. In addition, you will bear any market risks associated with such securities until they are converted into cash.

Cancellations and Modifications.  The Fund will not accept a request to cancel or modify a written transaction once processing has begun.  Please exercise care when placing a transaction request.

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Dividends and Distributions

The Fund will make distributions of net investment income and net capital gains, if any, at least annually, typically during the month of December.  The Fund may make additional distributions if deemed to be desirable at other times during the year.

All distributions will be reinvested in Fund shares unless you choose one of the following options: (1) receive distributions of net capital gains in cash, while reinvesting net investment income distributions in additional Fund shares; (2) receive all distributions in cash; or (3) reinvest net capital gain distributions in additional Fund shares, while receiving distributions of net investment income in cash.

If you wish to change your distribution option, write or call the Transfer Agent at 855-656-3017in advance of the payment date of the distribution.  However, any such change will be effective only as to distributions for which the record date is five or more calendar days after the Transfer Agent has received your request.

If you elect to receive distributions in cash and the U.S. Postal Service is unable to deliver your check, or if a check remains uncashed for six months, the Fund reserves the right to reinvest the distribution check in your account at the Fund’s then current NAV per share and to reinvest all subsequent distributions.

Class Descriptions

The Fund currently offers two different classes of shares, Investor Class shares and Institutional Class shares.  The different classes of shares represent investments in the same portfolio of securities but are subject to different expenses, which may affect their performance.  The classes also differ with respect to their investment minimums.

Investor Class shares impose a Rule 12b-1 fee that is assessed against the assets of the Fund attributable to that class of up to 0.25%.  See “Rule 12b-1 Distribution Fees” below for further information.  Investor Class and Institutional Class shares impose a shareholder servicing fee that is assessed against the assets of the Fund attributable to those classes of up to 0.15%. Institutional Class shares do not pay a Rule 12b-1 fee. Investor Class shares may be converted to Institutional Class shares if your account balance exceeds the initial minimum investment for Institutional Class shares.

Tools to Combat Frequent Transactions

The Fund is intended for long-term investors.  Short-term “market-timers” who engage in frequent purchases and redemptions may disrupt the Fund’s investment program and create additional transaction costs that are borne by all of the Fund’s shareholders.  The Board has adopted policies and procedures that are designed to discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm performance.  The Fund takes steps to reduce the frequency and effect of these activities in the Fund.  These steps include, among other things, monitoring trading activity and using fair value pricing.  Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur.  The Fund implements these tools to the best of its ability and in a manner that it believes is consistent with shareholder interests.  Except as noted herein, the Fund applies all restrictions uniformly in all applicable cases.

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Monitoring Trading Practices.  The Fund monitors selected trades in an effort to detect excessive short-term trading activities.  If, as a result of this monitoring, the Fund believes that a shareholder has engaged in excessive short-term trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts.  In making such judgments, the Fund seeks to act in a manner that it believes is consistent with the best interests of its shareholders.  The Fund uses a variety of techniques to monitor for and detect abusive trading practices.  These techniques may change from time to time as determined by the Fund in its sole discretion.  To minimize harm to the Fund and its shareholders, the Fund reserves the right to reject any purchase order (but not a redemption request), in whole or in part, for any reason and without prior notice.  The Fund may decide to restrict purchase and sale activity in its shares based on various factors, including whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect Fund performance.

Fair Value Pricing.  The Fund employs fair value pricing selectively to ensure greater accuracy in its daily NAV and to prevent dilution by frequent traders or market timers who seek to take advantage of temporary market anomalies.  The Board has developed procedures which utilize fair value pricing when reliable market quotations are not readily available or when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.  Valuing securities at fair value involves reliance on judgment.  Fair value determinations are made in good faith in accordance with procedures adopted by the Board.  There can be no assurance that the Fund will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.  More detailed information regarding fair value pricing can be found in this Prospectus under the heading entitled “Pricing of Fund Shares.”

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Fund handles, there can be no assurance that the Fund’s efforts will identify all trades or trading practices that may be considered abusive.  In particular, since the Fund receives purchase and sale orders through Authorized Intermediaries that use group or omnibus accounts, the Fund cannot always detect frequent trading.  However, the Fund will work with Authorized Intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades.  In this regard, the Fund has entered into information sharing agreements with Authorized Intermediaries pursuant to which these intermediaries are required to provide to the Fund, at the Fund’s request, certain information relating to their customers investing in the Fund through non-disclosed or omnibus accounts.  The Fund will use this information to attempt to identify abusive trading practices.  Authorized Intermediaries are contractually required to follow any instructions from the Fund to restrict or prohibit future purchases from shareholders that are found to have engaged in abusive trading in violation of the Fund’s policies.  However, the Fund cannot guarantee the accuracy of the information provided to it from Authorized Intermediaries and cannot ensure that it will always be able to detect abusive trading practices that occur through non-disclosed and omnibus accounts.  As a result, the Fund’s ability to monitor and discourage abusive trading practices in non-disclosed and omnibus accounts may be limited.

Tax Consequences

Distributions of the Fund’s net investment company taxable income (which includes, but is not limited to, interest, dividends, net short-term capital gains and net gains from foreign currency transactions), if any, are generally taxable to the Fund’s shareholders as ordinary income.  To the extent the Fund’s distributions of net investment company taxable income are designated as attributable to “qualified dividend” income, such income may be subject to tax at the reduced rate of federal income tax applicable to non-corporate shareholders for net long-term capital gains, if certain holding period requirements have been satisfied by the shareholder.  To the extent that the Fund’s distributions of net investment company taxable income are attributable to net short-term capital gains, such distributions will be treated as ordinary dividend income for the purposes of income tax reporting and will not be available to offset a shareholder’s capital losses from other investments.

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Distributions of net capital gains (net long-term capital gains less net short-term capital losses) are generally taxable as long-term capital gains (currently at a maximum federal rate of 20% for individual shareholders in the highest income tax bracket) regardless of the length of time that a shareholder has owned Fund shares, unless you are a tax-exempt organization or are investing through a tax-advantaged arrangement such as a 401(k) plan or individual retirement account.

Pursuant to provisions of the Health Care and Education Reconciliation Act, a 3.8% Medicare tax on net investment income (including capital gains and dividends) will also be imposed on individuals, estates and trusts, subject to certain income thresholds.

You will be taxed in the same manner whether you receive your distributions (whether of net investment company taxable income or net capital gains) in cash or reinvest them in additional Fund shares.  Distributions are generally taxable when received.  However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31.

Shareholders who sell, or redeem, shares generally will have a capital gain or loss from the sale or redemption. The amount of the gain or loss and the applicable rate of federal income tax will depend generally upon the amount paid for the shares, the amount of reinvested taxable distributions, if any, the amount received from the sale or redemption and how long the shares were held by a shareholder.  Any loss arising from the sale or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of any amounts treated as distributions of net capital gain received on such shares.  In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted.  If you purchase Fund shares within 30 days before or after redeeming other Fund shares at a loss, all or part of that loss will not be deductible and will instead increase the basis of the newly purchased shares.

Shareholders will be advised annually as to the federal tax status of all distributions made by the Fund for the preceding year.  Distributions by the Fund and gains from the sale of Fund shares may also be subject to state and local taxes.  Additional tax information may be found in the SAI.

This section assumes you are a U.S. shareholder and is not intended to be a full discussion of federal tax laws and the effect of such laws on you.  There may be other federal, state, foreign or local tax considerations applicable to a particular investor.  You are urged to consult your own tax advisor.

Other Fund Policies

Telephone Transactions.  If you accepted telephone transactions on your Account Application or have been authorized to perform telephone transactions by subsequent arrangement in writing with the Fund, you may be responsible for fraudulent telephone orders made to your account as long as the Fund has taken reasonable precautions to verify your identity.  In addition, once you place a telephone transaction request, it cannot be canceled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m. Eastern time).

Telephone trades must be received by or prior to the close of the NYSE (generally 4:00 p.m., Eastern Time).  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to the close of the NYSE.

Policies of Other Financial Intermediaries.  Financial intermediaries may establish policies that differ from those of the Fund.  For example, the institution may charge transaction fees, set higher minimum investments or impose certain limitations on buying or selling shares in addition to those identified in this Prospectus.  Please contact your financial intermediary for details.

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Closing the Fund.  The Board retains the right to close (or partially close) the Fund to new purchases if it is determined to be in the best interest of the Fund’s shareholders.  Based on market and Fund conditions, and in consultation with the Adviser, the Board may decide to close the Fund to new investors, all investors or certain classes of investors (such as fund supermarkets) at any time.  If the Fund is closed to new purchases it will continue to honor redemption requests, unless the right to redeem shares has been temporarily suspended as permitted by federal law.

Householding.  In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Fund reasonably believes are from the same family or household.  If you would like to discontinue householding for your accounts, please call toll-free at 855-656-3017 to request individual copies of these documents.  Once the Fund receives notice to stop householding, the Fund will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

Lost Shareholders, Inactive Accounts and Unclaimed Property.  It is important that the Fund maintains a correct address for each shareholder. An incorrect address may cause a shareholder’s account statements and other mailings to be returned to the Fund. Based upon statutory requirements for returned mail, the Fund will attempt to locate the shareholder or rightful owner of the account. If the Fund is unable to locate the shareholder, then they will determine whether the shareholder’s account can legally be considered abandoned. Your mutual fund account may be transferred to the state government of your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.  The Fund is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The shareholder’s last known address of record determines which state has jurisdiction. Please proactively contact the Transfer Agent toll-free at 855-656-3017 at least annually to ensure your account remains in active status.

If you are a resident of the state of Texas, you may designate a representative to receive notifications that, due to inactivity, your mutual fund account assets may be delivered to the Texas Comptroller.  Please contact the Transfer Agent if you wish to complete a Texas Designation of Representative form.

Distribution of Fund Shares

The Distributor

Foreside Fund Services, LLC (the “Distributor”) is located at Three Canal Plaza, Suite 100, Portland, Maine 04101, and serves as distributor and principal underwriter to the Fund.  The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc.  Shares of the Fund are offered on a continuous basis.

Rule 12b-1 Distribution Fees

The Trust has adopted a Rule 12b-1 plan under which the Fund is authorized to pay to the Distributor, or such other entities as approved by the Board, as compensation for the distribution-related services provided by such entities, an aggregate fee of up to 0.25% of the average daily net assets of the Fund’s Investor Class shares. The Distributor may pay any or all amounts received under the Rule 12b-1 Plan to other persons, including the Adviser or its affiliates, for any distribution service or activity designed to retain Fund shareholders.

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Because the distribution fee is paid on an ongoing basis, your investment cost over time may be higher than paying other types of sales charges.

Shareholder Servicing Plan Fees

The Trust has adopted a Shareholder Servicing Plan under which the Institutional and Investor Class of the Fund may pay a shareholder servicing fee of up to 0.15% of each class’ respective average daily net assets for non-distribution personal shareholder services provided to the Fund by financial institutions, including the Adviser or its affiliates.  Non-distribution personal shareholder services for which such fees are paid may include: establishing and maintaining shareholder accounts; processing subscriptions, redemptions, distributions, and tax reports; forwarding communications from the Fund to its shareholders; responding to shareholder inquiries; and making modifications to shareholder account records and options.

Payments to Financial Intermediaries

The Fund may pay service fees to intermediaries, such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the Adviser, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus accounts, other group accounts or accounts traded through registered securities clearing agents.

The Adviser, out of its own resources and without additional cost to the Fund or its shareholders, may provide additional cash payments to intermediaries who sell shares of the Fund.  These payments and compensation are in addition to service fees paid by the Fund, if any.  Payments are generally made to intermediaries that provide shareholder servicing, marketing support or access to sales meetings, sales representatives and management representatives of the intermediary.  Payments may also be paid to intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list or in other sales programs.  Compensation may be paid as an expense reimbursement in cases in which the intermediary provides shareholder services to the Fund.  The Adviser may also pay cash compensation in the form of finder’s fees that vary depending on the dollar amount of the shares sold.

Financial Highlights

The financial highlights in the following tables are intended to help you understand the financial performance of the Fund’s Investor Class and Institutional Class for the fiscal periods indicated. Certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the financial statements audited by Cohen & Company, Ltd., the Fund’s independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request or on the Fund’s website at http://friess.com/friess-small-cap-growth-fund/.

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For a Fund share outstanding throughout the period.

Investor Class	Fiscal Period Inception (1) through December 31, 2017
PER SHARE DATA:
Net asset value, beginning of period	$20.00

Investment operations:
Net investment loss	(0.07)
Net realized and unrealized gains on investments	3.18
Total from investment operations	3.11
Less distributions from:
Net investment income	–
Net realized gains	(0.74)
Total from distributions to shareholders	(0.74)
Net asset value, end of period	$22.37

TOTAL RETURN(2)	15.53%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, at end of period (in 000’s)	$39

Ratio of expenses to average net assets:
Before expense waiver(3)	1.59%
After expense waiver(3)	1.45%

Ratio of net investment loss to average net assets:
After expense waiver(3)	(0.79)%

Portfolio turnover rate(2)	126%

(1)	The Fund’s Investor Class Inception date was May 31, 2017.
(2)	Not annualized for periods less than one year.
(3)	Annualized for periods less than one year.

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For a Fund share outstanding throughout the period.

Institutional Class	Fiscal Period Inception(1) through December 31, 2017
PER SHARE DATA:
Net asset value, beginning of period	$20.00

Investment operations:
Net investment loss	(0.06)
Net realized and unrealized gains on investments	3.20
Total from investment operations	3.14
Less distributions from:
Net investment income	–
Net realized gains	(0.74)
Total from distributions to shareholders	(0.74)
Net asset value, end of period	$22.40

TOTAL RETURN(2)	15.68%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, at end of period (in 000’s)	$96,627

Ratio of expenses to average net assets:
Before expense waiver(3)	1.35%
After expense waiver(3)	1.20%

Ratio of net investment loss to average net assets:
After expense waiver(3)	(0.54)%

Portfolio turnover rate(2)	126%

(1)	The Fund’s Institutional Class Inception date was May 31, 2017.
(2)	Not annualized for periods less than one year.
(3)	Annualized for periods less than one year.

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Investment Adviser
Friess Associates, LLC
P.O. Box 576
Jackson, Wyoming 83001

Investment Sub-Adviser
Friess Associates of Delaware, LLC
P.O. Box 4166
Greenville, Delaware 19807

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel
Stradley Ronon Stevens & Young. LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103

Custodian
U.S. Bank N.A.
Custody Operations
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

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PRIVACY NOTICE

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment Adviser or Sub-Adviser who are affiliates of the Fund.  If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund.  All shareholder records will be disposed of in accordance with applicable law.  The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, credit union or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

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Friess Small Cap Growth Fund
Series of Managed Portfolio Series

FOR MORE INFORMATION

You can find more information about the Fund in the following documents:

Statement of Additional Information
The SAI provides additional details about the investments and techniques of the Fund and certain other additional information.  A current SAI is on file with the SEC and is incorporated into this Prospectus by reference.  This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.

Annual and Semi-Annual Reports
The Fund’s annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The annual reports contain a discussion of the market conditions and investment strategies that affected the Fund’s performance during the Fund’s prior fiscal period.

You can obtain a free copy of these documents and the SAI, request other information, or make general inquiries about the Fund by calling the Fund (toll-free) at 855-656-3017, by visiting the Fund’s website at www.friessfunds.com or by writing to:

Friess Small Cap Growth Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

You can review and copy information, including the Fund’s reports and SAI, at the SEC’s Public Reference Room in Washington, D.C.  You can obtain information on the operation of the Public Reference Room by calling (202) 551‑8090.  Reports and other information about the Fund are also available:

•	Free of charge from the SEC’s EDGAR database on the SEC’s Internet website at http://www.sec.gov;
•	For a fee, by writing to the SEC’s Public Reference Room, 100 F Street, N.E., Washington, D.C. 20549-1520; or
•	For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act of 1940 file number is 811-22525)

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Friess Small Cap Growth Fund
Institutional Class Shares – SCGFX
Investor Class Shares – SCGNX

Statement of Additional Information

April 30, 2018

This Statement of Additional Information (“SAI”) provides general information about the Friess Small Cap Growth Fund (the “Fund”), a series of Managed Portfolio Series (the “Trust”).  This SAI is not a prospectus and should be read in conjunction with the Fund’s current prospectus dated April 30, 2018 (the “Prospectus”), as supplemented and amended from time to time, which is incorporated herein by reference.  In addition, the Fund’s financial statements for the fiscal year ended December 31, 2017, are incorporated herein by reference to the Fund’s annual report dated December 31, 2017.  To obtain a copy of the Prospectus and/or annual report, free of charge, please write or call the Fund at the address or toll-free telephone number below, or visit the Fund’s website at http://friessfunds.com.

Friess Small Cap Growth Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
1-855-656-3017

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The Trust and the Fund
The Trust is a Delaware statutory trust organized on January 27, 2011, and is registered with the U.S. Securities and Exchange Commission (“SEC”) as an open-end management investment company.  The Fund is a series, or mutual fund, of the Trust.  On May 31, 2017, the Friess Small Cap Trust (the “Predecessor Fund”), an unregistered Delaware Business Trust that had commenced operations on August 6, 2002, was reorganized into the Fund by transferring all of the Predecessor Fund’s assets to the Fund in exchange for Institutional Class shares of the Fund.  The Fund has two classes of shares: Institutional Class Shares and Investor Class Shares. The Fund is a diversified series and has its own investment objective and policies.

Shares of other series of the Trust are offered in separate prospectuses and SAIs.  The Fund does not hold itself out as related to any other series within the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any other series of the Trust.  The Fund’s Prospectus and this SAI are a part of the Trust’s Registration Statement filed with the SEC.  Copies of the Trust’s complete Registration Statement may be obtained from the SEC upon payment of the prescribed fee or may be accessed free of charge at the SEC’s website at www.sec.gov.  As permitted by Delaware law, the Trust’s Board of Trustees (the “Board”) may create additional classes of the Fund and may create additional series (and classes thereof) of the Trust and offer shares of these series and classes under the Trust at any time without the vote of shareholders.

All shares of a series shall represent an equal proportionate interest in the assets held with respect to that series (subject to the liabilities held with respect to that series and such rights and preferences as may have been established and designated with respect to classes of shares of such series), and each share of a series shall be equal to each other share of that series.

Shares are voted in the aggregate and not by series or class, except in matters where a separate vote is required by the Investment Company Act of 1940, as amended (the “1940 Act”), or when the matters affect only the interest of a particular series or class.  When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned.

The Trust does not normally hold annual meetings of shareholders.  Meetings of the shareholders shall be called by any member of the Board upon written request of shareholders holding, in the aggregate, not less than 10% of the shares, such request specifying the purpose or purposes for which such meeting is to be called.

Interests in the Fund are represented by shares of beneficial interest, each with no par value per share.  Each share of the Fund represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such distributions out of the income belonging to the Fund as may be declared by the Board.

The Board has the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series without materially changing the proportionate beneficial interest of the shares of that series in the assets belonging to that series or materially affecting the rights of shares of any other series.  In case of the liquidation of a series, the holders of shares of the series being liquidated are entitled to receive a distribution out of the assets, net of the liabilities, belonging to that series.  Expenses attributable to any series (or class thereof) are borne by that series (or class).  Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by, or under the direction of, the Board to all applicable series (and classes thereof) in such manner and on such basis as the Board in its sole discretion deems fair and equitable.  No shareholder is liable to further calls for the payment of any sum of money or assessment whatsoever with respect to the Trust or any series of the Trust without his or her express consent.

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All consideration received by the Trust for the issue or sale of the Fund’s shares, together with all assets in which such consideration is invested or reinvested, and all income, earnings, profits and proceeds thereof, including any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds, subject only to the rights of creditors, shall constitute the underlying assets of the Fund.

Friess Associates, LLC (“Friess” or the “Adviser”) serves as the investment adviser for the Fund.  Friess Associates of Delaware, LLC (“Friess of Delaware” or the “Sub-Adviser”) serves as the investment sub-adviser for the Fund.

Investment Policies, Strategies and Associated Risks
The following discussion supplements the description of the Fund’s investment objective and principal investment strategies set forth in the Prospectus.  Except for the fundamental investment limitations listed below (see “Fundamental and Non-Fundamental Investment Limitations”), the Fund’s investment strategies and policies are not fundamental and may be changed by sole action of the Board, without shareholder approval.  While the Fund is permitted to hold securities and engage in various strategies as described hereafter, it is not obligated to do so.  The Fund might not invest in all of these types of securities or use all of these techniques at any one time. The Fund's transactions in a particular type of security or use of a particular technique is subject to limitations imposed by the Fund's investment objective, policies and restrictions described in the Fund's Prospectus and/or this SAI, as well as the federal securities laws.

Investment Objective
The investment objective of the Fund is set forth under the “Summary Section” in the Fund’s Prospectus.

Diversification
The Fund is diversified.  A diversified fund is a fund that satisfies the definition of a “diversified company” set forth in the 1940 Act.  A “diversified company” means that as to 75% of the Fund’s total assets, excluding cash, government securities and securities of other investment companies, (1) no more than 5% may be invested in the securities of a single issuer, and (2) the Fund may not hold more than 10% of the outstanding voting securities of a single issuer.

Because the Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, (the “Code”), the Fund will limit its investment, excluding cash, cash items (including receivables), U.S. government securities and securities of other regulated investment companies, so that at the close of each quarter of the taxable year, (1) not more than 25% of the Fund’s total assets will be invested in the securities of a single issuer, and (2) with respect to 50% of its total assets, not more than 5% of the Fund’s total assets will be invested in the securities of a single issuer and the Fund will not hold more than 10% of the issuer’s outstanding voting securities.

Percentage Limitations
The Fund’s compliance with its investment policy and limitation will be determined immediately after and as a result of the Fund’s acquisition of such security or other asset.  Accordingly, except with respect to borrowing or illiquid securities, any subsequent change in values, net assets or other circumstances will not be considered when determining whether an investment complies with the Fund’s investment policies and limitations.  In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by the Fund, the Fund may receive stock, real estate or other investments that the Fund would not, or could not, buy.  If this happens, the Fund will sell such investments as soon as practicable while trying to maximize the return to its shareholders.

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Market Volatility
U.S. and international markets have from time to time experienced significant volatility.  During certain volatile periods, the fixed income markets have experienced substantially lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties.  At times, concerns have spread to domestic and international equity markets.  In some cases, the stock prices of individual companies have been negatively affected even though there may be little or no apparent degradation in the financial conditions or prospects of that company. Continued volatility may have adverse effects on the Fund, and the risks discussed below and in the Prospectus may increase.

Equity Securities
An equity security represents a proportionate share of the ownership of a company.  Its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets and general market conditions.  Common stocks and preferred stocks are examples of equity securities.  The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease.

Common Stock
Common stock represents an ownership interest in a company. In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which the Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as holders of common stock.  It is possible that all assets of that company will be exhausted before any payments are made to the Fund.

Preferred Stock
Preferred stock represents an ownership interest in a company, often pays dividends at a specific rate and has a preference over common stocks in dividend payments and liquidation of assets. A preferred stock is a blend of the characteristics of a bond and common stock.  It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock its participation in the issuer’s growth may be limited.  Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer. In addition, preferred stock usually does not have voting rights.

Foreign Investments and Currencies
The Fund may invest in securities of foreign issuers that are not traded in the United States and/or are not U.S. dollar denominated, purchase and sell foreign currency on a spot basis, and enter into forward currency contracts (see “Forward Currency Contracts,” below).  The Fund may also invest in American Depositary Receipts (“ADRs”) and foreign securities that are publicly traded on a U.S. exchange.  Investments in ADRs and foreign securities involve certain inherent risks, including the following:

Depositary Receipts.  Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets.  ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities.  ADRs may be purchased through “sponsored” or “unsponsored” facilities.  A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security.  Holders of unsponsored depositary receipts generally bear all the costs of such facilities, and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities. Accordingly, available information concerning the issuer may not be current and the prices of unsponsored depositary receipts may be more volatile than the prices of sponsored depositary receipts.  For purposes of the Fund’s investment policies, ADRs are deemed to have the same classification as the underlying securities they represent.  Thus, an ADR representing ownership of common stock will be treated as common stock.

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Political and Economic Factors.  Individual foreign economies of certain countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position.  The internal politics of certain foreign countries may not be as stable as those of the United States.  Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies.  Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest.  The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners.  Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of those countries.  Recently, voters in the United Kingdom (“UK”) voted to leave the European Union (known as “Brexit”).  As a result of this decision, the financial markets experienced high levels of volatility. The exit by the UK or other member states will likely result in increased uncertainty, volatility, illiquidity and potentially lower economic growth in the affected markets.

Currency Fluctuations.  The Fund may invest in securities denominated in foreign currencies.  Accordingly, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Fund’s assets denominated in that currency.  Such changes will also affect the Fund’s income.  The value of the Fund’s assets may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time.

Market Characteristics.  Foreign securities in which the Fund may invest may be purchased in over-the-counter markets or on exchanges located in the countries in which the principal offices of the issuers of the various securities are located, if that is the best available market.  Foreign exchanges and markets may be more volatile than those in the United States.  While growing in volume, they usually have substantially less volume than U.S. markets, and the Fund’s investments in foreign securities may be less liquid and more volatile than investments in U.S. securities.  Moreover, settlement practices for transactions in foreign markets may differ from those in U.S. markets, and may include delays beyond periods customary in the United States.  Foreign security trading practices, including those involving securities settlement where Fund assets may be released prior to receipt of payment or securities, may expose the Fund to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer.

Legal and Regulatory Matters.  Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, non-uniform accounting standards and less financial information available from issuers, than is available in the United States. It may be more difficult to obtain and enforce a judgment against a foreign issuer. Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. The laws of some foreign countries may limit the Fund’s ability to invest in securities of certain issuers located in those foreign countries.

Taxes.  The interest and dividends payable on certain of the Fund’s foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to Fund shareholders. Foreign issuers may not be subject to auditing and financial reporting standards and requirements comparable to those which apply to U.S. companies.

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Costs.  To the extent that the Fund invests in foreign securities, its expense ratio is likely to be higher than those of investment companies investing only in domestic securities, because related brokerage costs and the cost of maintaining the custody of foreign securities may be higher.

Additional Risks of Emerging Markets.  In addition, the Fund may invest in foreign securities of companies that are located in developing or emerging markets.  Investing in securities of issuers located in these markets may pose greater risks not typically associated with investing in more established markets, such as increased risk of social, political and economic instability.  Emerging market countries typically have smaller securities markets than developed countries and therefore less liquidity and greater price volatility than more developed markets.  Securities traded in emerging markets may also be subject to risks associated with the lack of modern technology, poor governmental and/or judicial infrastructures relating to private or foreign investment or to judicial redress for injury to private property, the lack of capital base to expand business operations, foreign taxation and the inexperience of financial intermediaries, custodians and transfer agents.  Emerging market countries are also more likely to impose restrictions on the repatriation of an investor’s assets and even where there is no outright restriction on repatriation, the mechanics of repatriation may delay or impede the Fund’s ability to obtain possession of its assets.  As a result, there may be an increased risk or price volatility associated with the Fund’s investments in emerging market countries, which may be magnified by currency fluctuations.

Forward Currency Contracts
A forward currency contract (“forward contract”) involves an obligation to purchase or sell a specific non-U.S. currency in exchange for another currency, which may be U.S. dollars, at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at an exchange rate (price) set at the time of the contract. At or before maturity of a forward currency contract, the Fund may either exchange the currencies specified in the contract or terminate its contractual obligation to exchange currencies by purchasing an offsetting contract.  If the Fund makes delivery of a foreign currency at or before the settlement of a forward contract, it may be required to obtain the currency through the conversion of assets of the Fund into the currency.  The Fund may close out a forward contract obligating it to exchange currencies by purchasing or selling an offsetting contract, in which case, it will realize a gain or a loss. The Fund may also enter into forward contracts that do not provide for physical settlement of the two currencies but instead provide for settlement by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

The Fund may enter into forward contracts in order to “lock in” the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. In addition, the Fund may enter into forward contracts to hedge against risks arising from securities the Fund owns or anticipates purchasing, or the U.S. dollar value of interest and dividends paid on those securities. The Fund does not intend to enter into forward contracts on a regular or continuing basis and the Fund will not enter these contracts for speculative purposes.  Foreign currency transactions involve certain costs and risks. The Fund incurs foreign exchange expenses in converting assets from one currency to another. Forward contracts involve a risk of loss if the Adviser is inaccurate in its prediction of currency movements. The projection of short-term currency market movements is extremely difficult and the successful execution of a short-term hedging strategy is highly uncertain. The precise matching of forward contract amounts and the value of the securities involved is generally not possible. Accordingly, it may be necessary for the Fund to purchase additional foreign currency if the market value of the security is less than the amount of the foreign currency the Fund is obligated to deliver under the forward contract and the decision is made to sell the security and make delivery of the foreign currency. The use of forward contracts as a hedging technique does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance.  Moreover, investors should bear in mind that the Fund is not obligated to actively engage in hedging or other currency transactions.  Although forward contracts can reduce the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result from an increase in the value of the currencies. There is also the risk that the other party to the transaction may fail to deliver currency when due which may result in a loss to the Fund.

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Real Estate Investment Trusts (“REITs”)
REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. The real property and mortgages serving as investment vehicles for REITs may be either residential or commercial in nature and may include healthcare facilities. Like investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code. Such tax requirements may limit a REIT’s ability to respond to changes in the commercial real estate market.

Fixed-Income Securities
The Fund may invest in a wide range of fixed-income securities, which may include obligations of any rating or maturity.  The Fund may invest in investment grade debt securities and below investment grade debt securities (commonly known as “junk bonds” or “high yield bonds”).  Investment grade debt securities are those rated BBB- or better by Standard & Poor’s Rating Service, Inc. (“S&P”) or Baa3 or better by Moody’s Investors Service, Inc. (“Moody’s”) each of which are considered a nationally recognized statistical rating organization (“NRSRO”), or an equivalent rating by another NRSRO.  Securities rated BBB- by S&P are considered investment grade, but Moody’s considers securities rated Baa3 to have speculative characteristics.  The Fund will not invest in securities that are rated below D by S&P or Moody’s.  The Fund may hold a debt security rated below D if a downgrade occurs after the security has been purchased.  The Fund may also invest in unrated debt securities that the Adviser or Sub-Adviser believes are of comparable quality to the rated securities in which the Fund may purchase.

Debt securities carry credit risk, interest rate risk and prepayment risk.  Credit risk is the risk that the Fund could lose money if the issuer of a debt security defaults or fails to pay interest or principal when it is due.  Some debt securities that are rated below investment grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.  The credit risk of a particular issuer’s debt security may vary based on its priority for repayment.  For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities.  This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities.  In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities.

Interest rate risk is the risk that the value of certain debt securities will tend to fall when interest rates rise.  In general, debt securities with longer terms tend to fall more in value when interest rates rise than debt securities with shorter terms. Prepayment risk occurs when issuers prepay fixed rate debt securities when interest rates fall, forcing the Fund to invest in securities with lower interest rates. Issuers of debt securities are also subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its debt securities. The possibility exists therefore, that, as a result of bankruptcy, litigation or other conditions, the ability of an issuer to pay, when due, the principal of and interest on its debt securities may become impaired.

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Junk Bonds.  Junk bonds generally offer a higher current yield than that available for investment grade issues.  However, below investment grade debt securities involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers, and to price fluctuations in response to changes in interest rates.  During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress that could adversely affect their ability to make payments of interest and principal and increase the possibility of default.  At times in recent years, the prices of many below investment grade debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties.  As a result, the yields on below investment grade debt securities rose dramatically, reflecting the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers’ financial restructuring or default.  There can be no assurance that such price declines will not recur.  The market for below investment grade debt issues generally is thinner and less active than that for higher quality securities, which may limit the Fund’s ability to sell such securities at fair value in response to changes in the economy or financial markets.  Adverse publicity and investor perceptions, whether based on fundamental analysis, may also decrease the values and liquidity of below investment grade debt securities, especially in a thinly traded market.  Changes by recognized rating services in their rating of a debt security may affect the value of these investments.  The Fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase.  However, the Adviser will monitor the investment to determine whether continued investment in the security will assist in meeting the Fund’s investment objective.

Variable and Floating Rate Securities.  Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations.  The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event-based, such as based on a change in the prime rate.

Corporate Debt Securities.  Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or unsecured status.  Commercial paper has the shortest term and is usually unsecured.

The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small, mid and large capitalizations. Corporate debt may be rated investment grade or below investment grade and may carry fixed, variable or floating rates of interest.

Because of the wide range of types and maturities of corporate debt securities, as well as the range of creditworthiness of its issuers, corporate debt securities have widely varying potentials for return and risk profiles.  For example, commercial paper issued by a large established domestic corporation that is rated investment grade may have a modest return on principal, but carries relatively limited risk.  On the other hand, a long-term corporate note issued by a small foreign corporation from an emerging market country that has not been rated may have the potential for relatively large returns on principal, but carries a relatively high degree of risk.

Convertible Securities. Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer’s underlying common stock or other equity security at the option of the holder during a specified period.  Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of “usable” bonds and warrants or a combination of the features of several of these securities.  The investment characteristics of convertible securities vary widely, which allows them to be employed for a variety of investment strategies.  The Fund will exchange or convert convertible securities into shares of underlying common stock when, in the opinion of the Adviser, the investment characteristics of the underlying common stock or other equity security will assist the Fund in achieving its investment objectives.  The Fund may also elect to hold or trade convertible securities.  In selecting convertible securities, the Adviser evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation.

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Asset-Backed Securities. Asset-backed securities represent an interest in a pool of assets such as car loans and credit card receivables.  Almost any type of fixed income assets (including other fixed income securities) may be used to create an asset-backed security. However, most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. Asset-backed securities may have a higher level of default and lower recoveries than mortgage-backed securities. Asset-backed securities may take the form of commercial paper or notes, in addition to pass-through certificates or asset-backed bonds.

Municipal Securities.  Municipal securities are fixed income securities issued by states, counties, cities and other political subdivisions and authorities. Although most municipal securities are exempt from federal income tax, municipalities also may issue taxable securities. Tax-exempt securities are generally classified by their source of payment.

Zero-Coupon Securities.  Zero-coupon securities make no periodic interest payments, but are sold at a deep discount from their face value.  The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date.  The discount varies depending on the time remaining until maturity, as well as market interest rates, liquidity of the security, and the issuer’s perceived credit quality.  If the issuer defaults, the holder may not receive any return on its investment.  Because zero-coupon securities bear no interest, their price fluctuates more than other types of bonds.  Since zero-coupon bondholders do not receive interest payments, when interest rates rise, zero-coupon securities fall more dramatically in value than bonds paying interest on a current basis.  When interest rates fall, zero-coupon securities rise more rapidly in value because the bonds reflect a fixed rate of return.  An investment in zero-coupon may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on its investment.

Unrated Debt Securities.  The Fund may also invest in unrated debt securities.  Unrated debt, while not necessarily lower in quality than rated securities, may not have as broad a market.  Because of the size and perceived demand for the issue, among other factors, certain issuers may decide not to pay the cost of getting a rating for their bonds.  The creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the security, will be analyzed to determine whether to purchase unrated bonds.

Inflation-Indexed Securities. Inflation-indexed securities are debt securities, the principal value of which is periodically adjusted to reflect the rate of inflation as indicated by the Consumer Price Index for all urban consumers before seasonal adjustment (“CPI”). Inflation-indexed securities may be issued by the U.S. government, agencies and instrumentalities of the U.S. government, and corporations. The U.S. Treasury issues Treasury inflation-protected securities (“TIPS”) and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the CPI accruals as part of a semiannual coupon.

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The periodic adjustment of U.S. inflation-indexed securities is tied to the CPI, which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. There can be no assurance that the CPI will accurately measure the real rate of inflation in the prices of goods and services.

Inflation, which is a general rise in prices of goods and services, erodes the purchasing power of an investor’s portfolio. For example, if an investment provides a “nominal” total return of 5% in a given year and inflation is 2% during that period, the inflation-adjusted, or real, return is 3%. Inflation, as measured by the CPI, has occurred in almost each of the past 50 years, so investors should be conscious of both the nominal and real returns of their investments.  Although inflation-indexed securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise because of reasons other than inflation (for example, because of changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

If the periodic adjustment rate measuring inflation (i.e., the CPI) falls, the principal value of inflation-indexed securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of TIPS, even during a period of deflation. However, the current market value of the inflation-indexed securities is not guaranteed and will fluctuate. Other inflation-indexed securities include inflation-related bonds, which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed securities should change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed securities.

Coupon payments that the Fund receives from inflation-indexed securities are included in the Fund’s gross income for the period during which they accrue. Any increase in principal for an inflation-indexed security resulting from inflation adjustments is considered by Internal Revenue Service (IRS) regulations to be taxable income in the year it occurs. For direct holders of an inflation-indexed security, this means that taxes must be paid on principal adjustments, even though these amounts are not received until the bond matures. By contrast, a fund holding these securities distributes both interest income and the income attributable to principal adjustments each quarter in the form of cash or reinvested shares (which, like principal adjustments, are taxable to shareholders). It may be necessary for the Fund to liquidate portfolio positions, including when it is not advantageous to do so, in order to make required distributions.

U.S. Government Obligations
The Fund may invest in U.S. government obligations.  U.S. government obligations include securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities.  Treasury bills, the most frequently issued marketable government securities, have a maturity of up to one year and are issued on a discount basis.  U.S. government obligations include securities issued or guaranteed by government-sponsored enterprises.

Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself.  In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned.  There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities, including government-sponsored enterprises, where it is not obligated to do so (see “Agency Obligations,” below).  In addition, U.S. government obligations are subject to fluctuations in market value due to fluctuations in market interest rates.  As a general matter, the value of debt instruments, including U.S. government obligations, declines when market interest rates increase and rises when market interest rates decrease.  Certain types of U.S. government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

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Agency Obligations
The Fund may invest in agency obligations, such as the Export-Import Bank of the United States, Tennessee Valley Authority, Resolution Funding Corporation, Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Government National Mortgage Association (“GNMA”), commonly known as “Ginnie Mae,” Federal National Mortgage Association (“FNMA”), commonly known as “Fannie Mae,” Federal Home Loan Mortgage Corporation (“FHLMC”), commonly known as “Freddie Mac,” and the Student Loan Marketing Association (“SLMA”), commonly known as “Sallie Mae.”  Some, such as those of the Export-Import Bank of United States, are supported only by the right of the issuer to borrow from the Treasury; others, such as those of the FNMA and FHLMC, are supported by only the discretionary authority of the U.S. government to purchase the agency’s obligations; still others, such as those of the SLMA, are supported only by the credit of the instrumentality.  No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored instrumentalities because they are not obligated by law to do so.  As a result, there is a risk that these entities will default on a financial obligation.  For instance, in September 2008, at the direction of the U.S. Treasury, FNMA and FHLMC were placed into conservatorship under the Federal Housing Finance Agency (“FHFA”), a newly created independent regulator.

Warrants and Rights
The Fund may purchase, or receive as a distribution from other investments, warrants and rights, which are instruments that permit the Fund to acquire, by subscription, the capital stock of a corporation at a set price, regardless of the market price for such stock.  The principal difference between warrants and rights is their term-rights typically expire within weeks while warrants have longer durations.  Neither rights nor warrants have voting rights or pay dividends.  The market price of warrants is usually significantly less than the current price of the underlying stock.  Thus, there is a greater risk that warrants might drop in value at a faster rate than the underlying stock.

When-Issued Securities
When-issued securities transactions involve a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date, and permit the Fund to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates or market action.  Typically, no income accrues to the purchaser of a security on a when-issued basis prior to delivery.  Such securities are recorded as an asset and its value may fluctuate.  Purchasing a security on a when-issued basis can involve a risk that the market price at the time of delivery may be lower than the agreed-upon purchase price, in which case there could be an unrealized loss at the time of delivery.  The Fund will only make commitments to purchase securities on a when-issued basis with the intention of actually acquiring the securities.  As required, the Fund will establish in a segregated account, or earmark as segregated on the books of the Custodian, an amount of liquid assets equal to 102% of the amount of its commitment to purchase securities on a when-issued basis.  These assets will be marked-to-market daily, and the Fund will increase the aggregate value of the assets, as necessary, to ensure that the assets are at least equal to 102% of the amount of the Fund’s commitments.

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Initial Public Offerings
The Fund may invest in securities offered by companies in initial public offerings (“IPOs”).  Because IPO shares frequently are volatile in price, the Fund may hold IPO shares for a very short period of time.  This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs.  By selling IPO shares, the Fund may realize taxable capital gains that it will subsequently distribute to shareholders.  Companies that offer securities in IPOs tend to typically have small market capitalizations and therefore their securities may be more volatile and less liquid than those issued by larger companies.  Certain companies offering securities in an IPO may have limited operating experience and, as a result face a greater risk of business failure.

Master Limited Partnerships
The Fund may invest in publicly traded master limited partnerships (“MLPs”) that are registered under the Securities Exchange Act of 1934, as amended (the “Securities Exchange Act”), and listed on a major United States stock exchange, if the issuer meets the Fund’s investment criteria.  MLPs are businesses organized as limited partnerships which trade their proportionate shares of the partnership (units) on a public exchange.  MLPs are required to pay out most or all of their cash flow in distributions.  This pass through creates passive income or losses, along with dividend and investment income. The MLPs the Fund may purchase are comprised of a general partner (the “GP”) and multiple limited partners (the “LP Holders”). The GP is responsible for the operations and the maintenance of the partnership’s businesses, while the LP Holders assume economic risk up to their level of investment.  Typically, the GP has a 1% to 2% investment in the MLP, but can extract a higher percentage of the partnership’s profits as the MLP’s distributions increase.  This serves as an incentive to the GP to grow the partnership’s distributions.

Generally speaking, MLP investment returns are enhanced during periods of declining or low interest rates and tend to be negatively influenced when interest rates are rising.  As an income vehicle, the unit price can be influenced by general interest rate trends independent of specific underlying fundamentals.  In addition, most MLPs are fairly leveraged and typically carry a portion of a “floating” rate debt.  As such, a significant upward swing in interest rates would also drive interest expense higher.  Furthermore, most MLPs grow by acquisitions partly financed by debt, and higher interest rates could make it more difficult to make acquisitions.

Private Placements and Restricted Securities
The Fund may invest in restricted securities (securities with limited transferability under the securities laws) acquired from the issuer in “private placement” transactions.  Private placement securities are not registered under the Securities Act of 1933, as amended (the “Securities Act”), and are subject to restrictions on resale.  They are eligible for sale only to certain qualified institutional buyers, like the Fund, and are not sold on a trading market or exchange.  While private placement securities offer attractive investment opportunities otherwise not available on an open market, because such securities are available to few buyers, they are often both difficult to sell and to value.  Certain of the Fund’s investments may be placed in smaller, less seasoned issuers that present a greater risk due to limited product lines and/or financial resources.  The issuer of privately placed securities may not be subject to the disclosure and other investor protection requirements of a public trade.  Additionally, the Fund could obtain material non-public information from the issuer of such securities that would restrict the Fund’s ability to conduct transactions in underlying securities.

Privately placed securities can usually only be resold to other qualified institutional buyers, or in a private transaction, or to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration.  The Fund may incur more cost in the disposition of such securities because of the time and legal expense required to negotiate a private placement.  Because of the limited market, the Fund may find it difficult to sell the securities when it finds it advisable to do so and, to the extent such securities are sold in private negotiations, they may be sold for less than the price for which they were purchased or less than their fair market value.

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Privately placed securities cannot be resold to the public unless they have been registered under the Securities Act or pursuant to an exemption, such as Rule 144A.  Although securities which may be resold only to “qualified institutional buyers” in accordance with the provisions of Rule 144A under the Securities Act are technically considered “restricted securities,” the Fund may purchase Rule 144A securities without regard to the limitation on investments in illiquid securities, described below in the “Illiquid Securities” section, provided that a determination is made that such securities have a readily available trading market.  The Fund may also purchase certain commercial paper issued in reliance on the exemption from regulations in Section 4(2) of the Securities Act (“4(2) Paper”).  The Adviser will determine the liquidity of Rule 144A securities and 4(2) Paper under the supervision of the Board.  The liquidity of Rule 144A securities and 4(2) Paper will be monitored by the Adviser, and if as a result of changed conditions it is determined that a Rule 144A security or 4(2) Paper is no longer liquid, the Fund’s holdings of illiquid securities will be reviewed to determine what, if any, action is required to assure that the Fund does not exceed its percentage limitation for investments in illiquid securities.

Cash Investments
The Fund may invest in high-quality, short-term debt securities and money market instruments (“Cash Investments”) for (i) temporary defensive purposes in response to adverse market, economic or political conditions and (ii) retaining flexibility in meeting redemptions, paying expenses, and identifying and assessing investment opportunities.  Cash Investments include shares of other mutual funds, certificates of deposit, bankers’ acceptances time deposits, savings association obligations, commercial paper, short-term notes (including discount notes) and other obligations.

The Fund may hold a substantial position in Cash Investments for longer periods of time, which may result in the Fund not achieving its investment objective.  If the market advances during periods when the Fund is holding a large Cash Investment, the Fund may not participate to the extent it would have if the Fund had been more fully invested.  To the extent that the Fund uses a money market fund for its Cash Investment, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s advisory fees and operational expenses.

Cash Investments are subject to credit risk and interest rate risk although to a lesser extent than longer-term debt securities due to their short-term, significant liquidity, and the high credit quality typically associated with such securities.

The Fund may invest in any of the following Cash Investments:

Money Market Mutual Funds.  Generally, money market mutual funds seek to earn income consistent with the preservation of capital and maintenance of liquidity.  They primarily invest in high quality money market obligations, including U.S. government obligations, bank obligations and high-grade corporate instruments.  These investments generally mature within 397 calendar days from the date of acquisition.  An investment in a money market mutual fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.

To the extent that the Fund invests in money market mutual funds, your cost of investing in the Fund will generally be higher since you will indirectly bear fees and expenses charged by the underlying money market mutual funds in addition to the Fund’s direct fees and expenses.  Furthermore, investing in money market mutual funds could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

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Bank Certificates of Deposit, Bankers’ Acceptances and Time Deposits.  The Fund may acquire certificates of deposit, bankers’ acceptances and time deposits.  Certificates of deposit are negotiable certificates issued against monies deposited in a commercial bank for a definite period of time and earning a specified return.  Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity.  Certificates of deposit and bankers’ acceptances acquired by the Fund will be dollar-denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. government.

In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under the investment objective and policies stated above and in the Prospectus, the Fund may make interest-bearing time deposits or other interest-bearing deposits in commercial or savings banks.  Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Savings Association Obligations.  The Fund may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. government.

Commercial Paper, Short-Term Notes and Other Corporate Obligations.  The Fund may invest a portion of its assets in commercial paper, short-term notes and other corporate obligations.  Commercial paper consists of unsecured promissory notes issued by corporations.  Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase “A‑3” or higher by S&P, “Prime-3” by Moody’s, or similarly rated by another nationally recognized statistical rating organization or, if unrated, determined by the Adviser to be of comparable quality.

Corporate obligations include bonds and notes issued by corporations to finance longer-term credit needs than supported by commercial paper.  While such obligations generally have maturities of ten years or more, the Fund may purchase corporate obligations which have remaining maturities of one year or less from the date of purchase and which are rated “A” or higher by S&P, “A” or higher by Moody’s, or similarly rated by another nationally recognized statistical rating organization, or, if unrated, determined by the Adviser to be of comparable quality.

Investment Companies
The Fund may invest in other investment companies to the extent permitted by the 1940 Act. The Fund generally may purchase or redeem, without limitation, shares of any affiliated or unaffiliated money market funds, including unregistered money market funds, so long as the Fund does not pay a sales load or service fee in connection with the purchase, sale or redemption or if such fees are paid, and the Fund’s investment adviser waives its management fee in an amount necessary to offset the amounts paid.  With respect to other investments in investment companies, the 1940 Act generally limits the Fund from acquiring (i) more than 3% of the total outstanding shares of another investment company; (ii) shares of another investment company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) shares of another registered investment company and all other investment companies having an aggregate value in excess of 10% of the value of the total assets of the Fund.

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Investments by the Fund in other investment companies will be subject to the limitations of the 1940 Act (including limitations on sales charges) and the rules and regulations thereunder. By investing in securities of an investment company, the Fund’s shareholders will indirectly bear the fees and expenses of that underlying fund in addition to the Fund’s own fees and expenses.

Closed-End Funds. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. The risks of investment in closed-end funds typically reflect the risk of the types of securities in which the funds invests. Investments in closed-end funds are subject to the additional risk that shares of the fund may trade at a premium or discount to their net asset value (“NAV”) per share. Closed-end funds come in many varieties and can have different investment objectives, strategies and investment portfolios. They also can be subject to different risks, volatility and fees and expenses. When the Fund invests in shares of a closed-end fund, shareholders of the Fund bear their proportionate share of the closed-end fund’s fees and expenses, as well as their share of the Fund’s fees and expenses.

Open-End Mutual Funds. Open-end mutual funds are investment companies that issue new shares continuously and redeem shares daily. The risks of investment of open-end mutual funds typically reflect securities in which the funds invests. The NAV per share of an open-end fund will fluctuate daily depending upon the performance of the securities held by the fund. Each open-end fund may have a different investment objective and strategy and different investment portfolio. Different funds may also be subject to different risks, volatility and fees and expenses. When the Fund invests in shares of an open-end fund, shareholders of the Fund bear their proportionate share of the open-end funds’ fees and expenses, as well as their share of the Fund’s fees and expenses.

Exchange-Traded Funds. Exchange-traded funds (“ETFs”) are typically open-end investment companies that are bought and sold on a national securities exchange.  When the Fund invests in an ETF, it will bear additional expenses based on its pro rata share of the ETF’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF generally reflects the risks of owning the underlying securities it holds.  Many ETFs seek to replicate a specific benchmark index.  However, an ETF may not fully replicate the performance of its benchmark index for many reasons, including because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of stocks held.  Some ETFs are actively managed and instead of replicating, they seek to outperform a particular index or basket or price of a commodity or currency. In addition, shares of an ETF may trade at a market price that is higher or lower than their net asset value and an active trading market in such shares may not develop or continue. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities it holds.  In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

If the Fund invests in shares of an ETF, shareholders will indirectly bear fees and expenses charged by the underlying ETF in which the Fund invests in addition to the Fund’s direct fees and expenses.  The Fund also will incur brokerage costs when it purchases ETFs.  Furthermore, investments in other ETFs could affect the timing, amount and character of distributions to shareholders and therefore may increase the amount of taxes payable by investors in the Fund.

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Securities Lending
The Fund may lend its securities in order to increase the return on its portfolio.  The SEC currently requires that the following conditions must be met whenever the Fund’s portfolio securities are loaned:  (1) the Fund must receive at least 100% cash collateral from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (3) the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (5) the Fund may pay only reasonable custodian fees approved by the Board in connection with the loan; (6) while voting rights on the loaned securities may pass to the borrower, the Board must terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs; and (7) the Fund may not loan its portfolio securities so that the value of the loaned securities is more than one-third of its total asset value, including collateral received from such loans.  These conditions may be subject to future modification.  Such loans will be terminable at any time upon specified notice.  The Fund might experience the risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund.  In addition, the Fund will not enter into any portfolio security lending arrangement having a duration of longer than one year.  The principal risk of portfolio lending is potential default or insolvency of the borrower.  In either of these cases, the Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities.  As part of participating in a lending program, the Fund may be required to invest in collateralized debt or other securities that bear the risk of loss of principal.  In addition, all investments made with the collateral received are subject to the risks associated with such investments.  If such investments lose value, the Fund will have to cover the loss when repaying the collateral.

The Board appoints agents to be responsible for monitoring the creditworthiness of borrowers.  To the extent the Fund is participating in securities lending, on a quarterly basis, the Board reviews a report regarding the Fund’s loans.  Such report includes, among other things, the identity and value of all securities comprising each loan, the length of time that the loan has been outstanding, the amount earned by the Fund, the amount of fees paid in connection with the loan and the ratio of the value of the collateral to the value of the loan.

Any loans of portfolio securities are fully collateralized based on values that are marked-to-market daily.  Any securities that the Fund may receive as collateral will not become part of the Fund’s investment portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest.  During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral.

The Fund participates in securities lending arrangement where the Fund lends certain of its portfolio securities to brokers, dealers and financial institutions (not with individuals) in order to receive additional income and increase the rate of return of its portfolio.  U.S. Bancorp Asset Management, Inc. serves as the Fund’s securities lending agent.  For the most recent fiscal year ended December 31, 2017, the Fund’s securities lending activities resulted in the following:

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Gross income from securities lending activities:	$263,933
Fees and/or compensation for securities lending activities and related services:	$0
Fees paid to securities lending agent from a revenue split	$35,850
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	$3,538
Administrative fees not included in revenue split	$0
Indemnification fee not included in revenue split	$0
Rebates (paid to borrower)	$116,799
Other fees not included in revenue split (specify)	$0
Aggregate fees/compensation for securities lending activities	$(156,187)

Net income from securities lending activities:	$107,746

For its fees, U.S. Bancorp Asset Management, Inc. oversees the securities lending process, which includes the screening, selection and ongoing review of borrowers, monitoring the availability of securities, negotiating rebates, daily marking to market of loans, monitoring and maintaining cash collateral levels, processing securities movements and reinvesting cash collateral as directed by the Adviser.

Illiquid Securities
Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act, securities which are otherwise not readily marketable, and securities such as repurchase agreements having a maturity of longer than seven days and purchased OTC options.  Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market.  In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes.  Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment.  The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.  The Board may determine that such securities are not illiquid securities notwithstanding their legal or contractual restrictions on resale.  In all other cases, however, securities subject to restrictions on resale will be deemed illiquid.  The Fund will determine a security to be illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days at the value at which the Fund has valued the security.  Factors considered in determining whether a security is illiquid may include, but are not limited to: the frequency of trades and quotes for the security; the number of dealers willing to purchase and sell the security and the number of potential purchasers; the number of dealers who undertake to make a market in the security; the nature of the security, including whether it is registered or unregistered, and the market place; whether the security has been rated by an NRSRO; the period of time remaining until the maturity of a debt instrument or until the principal amount of a demand instrument can be recovered through demand; the nature of any restrictions on resale; and, with respect to municipal lease obligations and certificates of participation, whether there is reasonable assurance that the obligation will remain liquid throughout the time the obligation is held and, if unrated, whether an analysis similar to that which would be performed by an NRSRO is performed.  The Fund will not hold more than 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non-negotiable fixed time deposits with maturities over seven days, over-the-counter options and certain restricted securities not determined by the Board to be liquid.

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Repurchase Agreements
The Fund may enter into repurchase agreements.  Under such agreements, the Fund agrees to purchase U.S. government obligations from a counterparty and the counterparty agrees to repurchase the securities at a mutually agreed upon time and price.  The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on repurchase.  In either case, the income to the Fund is unrelated to the interest rate on the security itself.  Such repurchase agreements will be made only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation or with government securities dealers recognized by the Federal Reserve Board and registered as broker‑dealers with the SEC or exempt from such registration.  The Fund will generally enter into repurchase agreements of short durations, from overnight to one week, although the underlying securities generally have longer maturities.  The Fund may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 15% of the value of the Fund’s net assets would be invested in illiquid securities including such repurchase agreements.  To the extent necessary to facilitate compliance with Section 12(d)(3) of the 1940 Act and Rule 12d3-1 promulgated thereunder, the Fund will ensure that repurchase agreements will be collateralized fully to the extent required by Rule 5b-3.

For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from the Fund to the seller of the U.S. government obligations that are subject to the repurchase agreement.  It is not clear whether a court would consider the U.S. government obligations to be acquired by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller.  In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the U.S. government obligations before its repurchase under a repurchase agreement, the Fund could encounter delays and incur costs before being able to sell the underlying U.S. government obligations.  Delays may involve loss of interest or a decline in price of the U.S. government obligations.  If a court characterizes the transaction as a loan and the Fund has not perfected a security interest in the U.S. government obligations, the Fund may be required to return the securities to the seller’s estate and be treated as an unsecured creditor of the seller.  As an unsecured creditor, the Fund would be at the risk of losing some or all of the principal and income involved in the transaction.  As with any unsecured debt instrument purchased for the Fund, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the other party, in this case the seller of the U.S. government security.

Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the U.S. government obligations.  However, the Fund will always receive as collateral for any repurchase agreement to which it is a party securities acceptable to the Adviser, the market value of which is equal to at least 100% of the repurchase price, and the Fund will make payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its Custodian.  If the market value of the U.S. government obligations subject to the repurchase agreement become less than the repurchase price (including interest), the Fund will direct the seller of the U.S. government obligations to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price.  It is possible that the Fund could be unsuccessful in seeking to enforce on the seller a contractual obligation to deliver additional securities.

Reverse Repurchase Agreements
The Fund may enter into reverse repurchase agreements for temporary purposes with banks and securities dealers if the creditworthiness of the bank or securities dealer has been determined by the Adviser to be satisfactory. A reverse repurchase agreement is a repurchase agreement in which the Fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed-upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of securities because it avoids certain market risks and transaction costs.

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At the time when the Fund enters into a reverse repurchase agreement, the Fund’s liquid assets (such as cash, U.S. government securities or other “high-grade” debt obligations), having a value at least as great as the purchase price of the securities to be purchased, will be segregated on the Fund’s books and held by the Custodian throughout the period of the obligation. Reverse repurchase agreements are considered a form of borrowing, and the Fund’s use of reverse repurchase agreements creates leverage which increases its investment risk. If the income and gains on securities purchased with the proceeds of these transactions exceed the cost, the Fund’s earnings or NAV will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the cost, earnings or NAV would decline faster than otherwise would be the case. The Fund intends to enter into reverse repurchase agreements only if the income from the investment of the proceeds is expected to be greater than the expense of the transaction, because the proceeds are invested for a period no longer than the term of the reverse repurchase agreement.

Borrowing
The Fund may borrow money in amounts of up to one-third of its total assets (including the amount borrowed) from banks, for investment purposes.  In addition, the Fund is authorized to borrow money from time to time for temporary, extraordinary or emergency purposes or for clearance of transactions.  The use of borrowing by the Fund involves special risk considerations that may not be associated with other funds having similar objectives and policies.  Since substantially all of the Fund’s assets fluctuate in value, while the interest obligation resulting from a borrowing will be fixed by the terms of the Fund’s agreement with its lender, the net asset value per share of the Fund will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if the Fund did not borrow funds.  In addition, interest costs on borrowings, which are paid by the Fund, may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds.  Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

Cybersecurity Risk
The Fund, like all companies, may be susceptible to operational and information security risks. Cybersecurity failures or breaches of the Fund or its service providers or the issuers of securities in which the Fund invests have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. The Fund and its shareholders could be negatively impacted as a result.

Fundamental and Non-Fundamental Investment Limitations
The Trust (on behalf of the Fund) has adopted the following restrictions as fundamental policies, which may not be changed without the favorable “vote of the holders of a majority of the outstanding voting securities” of the Fund, as defined under the 1940 Act.  Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented; or (ii) more than 50% of the outstanding shares of the Fund.

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The Fund may not:

1.
Issue senior securities, borrow money or pledge its assets, except that (i) the Fund may borrow from banks in amounts not exceeding one-third of its total assets (including the amount borrowed) less liabilities (other than borrowings); and (ii) this restriction shall not prohibit the Fund from engaging in options transactions, reverse repurchase agreements, purchasing securities on a when-issued, delayed delivery, or forward delivery basis, or short sales in accordance with its objectives and strategies;

2.
Underwrite the securities of other issuers (except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities under circumstances where the Fund may be considered to be an underwriter under the Securities Act);

3.
Purchase or sell real estate or interests in real estate, unless acquired as a result of ownership of securities (although the Fund may purchase and sell securities that are secured by real estate and securities of companies that invest or deal in real estate);

4.
Purchase or sell physical commodities or commodities contracts, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent the Fund from engaging in transactions involving currencies and futures contracts and options thereon or investing in securities or other instruments that are secured by physical commodities;

5.	Make loans of money (except for the lending of the Fund’s portfolio securities, repurchase agreements and purchases of debt securities consistent with the investment policies of the Fund);

6.
Invest in the securities of any one industry or group of industries if, as a result, 25% or more of the Fund’s total assets would be invested in the securities of such industry or group of industries, except that the foregoing does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities; or

7.
With respect to 75% of the Fund’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or, to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief, securities of other investment companies) if, as a result, (1) more than 5% of the Fund’s total assets would be invested in the securities of that issuer; or (2) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

The following lists the non-fundamental investment restriction applicable to the Fund.  This restriction can be changed by the Board, but the change will only be effective after prior written notice is given to shareholders of the Fund.

The Fund may not hold more than 15% of the value of its net assets in illiquid securities.  Illiquid securities are those securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued them.  Illiquid securities may include restricted securities not determined by the Board to be liquid, non-negotiable time deposits, over-the-counter options, and repurchase agreements providing for settlement in more than seven days after notice.

Except with respect to borrowing and investments in illiquid securities, if a percentage or rating restriction on investment or use of assets set forth herein or in the Prospectus is adhered to at the time a transaction is effected, later changes in percentage resulting from any cause other than actions by the Fund will not be considered a violation.  With respect to borrowing, if at any time the Fund’s borrowings exceed one-third of its total assets (including the amount borrowed) less liabilities (other than borrowings), such borrowings will be reduced within three days, (not including Sundays and holidays) or such longer period as may be permitted by the 1940 Act, to the extent necessary to comply with the one-third limitation. With respect to illiquid securities, if the Fund’s holdings of illiquid securities exceed 15% of the Fund’s net assets at any time, the Fund shall take immediate corrective action so that the Fund’s holdings of illiquid securities do not exceed 15% of net assets.

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Management of the Fund

Board of Trustees
The management and affairs of the Fund are supervised by the Board.  The Board consists of four individuals.  The Trustees are fiduciaries for the Fund’s shareholders and are governed by the laws of the State of Delaware in this regard.  The Board establishes policies for the operation of the Fund and appoints the officers who conduct the daily business of the Fund.

The Role of the Board of Trustees
The Board provides oversight of the management and operations of the Trust.  Like all mutual funds, the day-to-day responsibility for the management and operation of the Trust is the responsibility of various service providers to the Trust and its individual series, such as the Adviser; Foreside Fund Services, the Fund’s principal underwriter (the “Distributor”); U.S. Bancorp Fund Services, LLC, the Fund’s administrator (the “Administrator”) and transfer agent (the “Transfer Agent”); and the Custodian, each of whom are discussed in greater detail in this SAI.  The Board approves all significant agreements between the Trust and its service providers, including the agreements with the Adviser, Distributor, Administrator, Custodian and Transfer Agent.  The Board has appointed various individuals of certain of these service providers as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s day-to-day operations.  In conducting this oversight, the Board receives regular reports from these officers and service providers regarding the Trust’s operations.  The Board has appointed a Chief Compliance Officer (“CCO”) who reports directly to the Board and who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters, including an annual compliance review.  Some of these reports are provided as part of formal “Board Meetings,” which are held four times per year, in person, and such other times as the Board determines is necessary, and involve the Board’s review of recent Trust operations.  From time to time one or more members of the Board may also meet with Trust officers in less formal settings, between formal Board Meetings to discuss various topics.  In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.

Board Leadership Structure
The Board has structured itself in a manner that it believes allows it to effectively perform its oversight function.  The Board is comprised of three Trustees that are not considered to be “interested persons,” of the Trust as defined by the 1940 Act (“Independent Trustees”) – Messrs. David A. Massart, Leonard M. Rush and David M. Swanson – and one Interested Trustee – Mr. Robert J. Kern.  Accordingly, 75% of the members of the Board are Independent Trustees, who are Trustees that are not affiliated with any investment adviser to the Trust or their respective affiliates or other service providers to the Trust or any Trust series.  The Board has established three standing committees, an Audit Committee, a Nominating & Governance Committee and a Valuation Committee, which are discussed in greater detail under “Board Committees” below.  The Audit Committee and the Nominating & Governance Committee are comprised entirely of Independent Trustees.  The Independent Trustees have engaged independent counsel to advise them on matters relating to their responsibilities in connection with the Trust.

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The Trust’s Chairman, Mr. Kern, is an “interested person” of the Trust, as defined by the 1940 Act, by virtue of the fact that he was a board member of Quasar Distributors, LLC, which acts as principal underwriter to many of the Trust’s underlying funds.  Mr. Kern also serves as an Executive Vice President of the Administrator.  The Independent Trustees have appointed Leonard M. Rush as lead Independent Trustee, with responsibilities to coordinate activities of the Independent Trustees, act as a liaison with the Trust’s service providers, officers, legal counsel, and other Trustees between meetings, help to set Board meeting agendas, and serve as chair during executive sessions of the Independent Trustees.

In accordance with the fund governance standards prescribed by the SEC under the 1940 Act, the Independent Trustees on the Nominating & Governance Committee select and nominate all candidates for Independent Trustee positions.  Each Trustee was appointed to serve on the Board because of his experience, qualifications, attributes and skills as set forth in the subsection “Trustee Qualifications” below.

The Board reviews its structure regularly in light of the characteristics and circumstances of the Trust, including: the unaffiliated nature of each investment adviser; the number of funds that comprise the Trust; the variety of asset classes that those funds reflect; the net assets of the Trust; the committee structure of the Trust; and the independent distribution arrangements of each of the Trust’s underlying funds.

The Board has determined that the appointment of a lead Independent Trustee and the function and composition of the Audit Committee and the Nominating & Governance Committee are appropriate means to address any potential conflicts of interest that may arise from the Chairman’s status as an Interested Trustee.  In addition, the inclusion of all Independent Trustees as members of the Audit Committee and the Nominating & Governance Committee allows all such Trustees to participate in the full range of the Board’s oversight duties, including oversight of risk management processes discussed below.  Given the composition of the Board and the function and composition of its various committees as described above, the Trust has determined that the Board’s leadership structure is appropriate.

Board Oversight of Risk Management
As part of its oversight function, the Board receives and reviews various risk management reports and assessments and discusses these matters with appropriate management and other personnel, including personnel of the Trust’s service providers.  Because risk management is a broad concept comprised of many elements (such as, for example, investment risk, issuer and counter-party risk, compliance risk, operational risk, business continuity risk, etc.) the oversight of different types of risks is handled in different ways.  For example, the CCO regularly reports to the Board during Board Meetings and meets in executive session with the Independent Trustees and their legal counsel to discuss compliance and operational risks.  In addition, Mr. Rush, the Independent Trustee designated as the Audit Committee’s “audit committee financial expert,” meets with the President, Treasurer and the Fund’s independent registered public accounting firm to discuss, among other things, the internal control structure of the Fund’s financial reporting function.  The full Board receives reports from the investment advisers to the underlying funds and the portfolio managers as to investment risks.

Trustees and Officers
The Trustees and officers of the Trust are listed below with their addresses, present positions with the Trust and principal occupations over at least the last five years.

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Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Independent Trustees
Leonard M. Rush, CPA 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1946	Lead Independent Trustee and Audit Committee Chairman	Indefinite Term; Since April 2011	37	Retired, Chief Financial Officer, Robert W. Baird & Co. Inc orporated , (2000-2011).	Independent Trustee, ETF Series Solutions ( 29 Portfolios) (2012-Present); Director, Anchor Bancorp Wisconsin, Inc. (2011-2013).
David A. Massart 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1967	Trustee and Valuation Committee Chairman	Indefinite Term; Since April 2011	37	Co-Founder and Chief Investment Strategist, Next Generation Wealth Management, Inc. (2005-present).	Independent Trustee, ETF Series Solutions ( 29 Portfolios) (2012-Present).
David M. Swanson 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1957	Trustee and Nominating & Governance Committee Chairman	Indefinite Term; Since April 2011	37	Founder and Managing Principal, SwanDog Strategic Marketing, LLC (2006-present); Executive Vice President, Calamos Investments (2004-2006).	Independent Trustee, ALPS Variable Investment Trust ( 11 Portfolios) (2006-Present); Independent Trustee, RiverNorth Opportunities Closed-End Fund (2015-Present).
Interested Trustee
Robert J. Kern* 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1958	Chairman, and Trustee	Indefinite Term; Since January 2011	37	Executive Vice President, U.S. Bancorp Fund Services, LLC (1994-present).	None
Officers
James R. Arnold 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1957	President and Principal Executive Officer	Indefinite Term, Since January 2011	N/A	Senior Vice President, U.S. Bancorp Fund Services, LLC (2002-present).	N/A
Deborah Ward 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1966	Vice President, Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite Term; Since April 2013	N/A	Senior Vice President, U.S. Bancorp Fund Services, LLC (2004-present).	N/A

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Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Brian R. Wiedmeyer 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1973	Treasurer and Principal Financial Officer	Indefinite Term; Since January 2011	N/A	Vice President, U.S. Bancorp Fund Services, LLC (2005-present).	N/A
Thomas A. Bausch, Esq. 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1979	Secretary	Indefinite Term; Since November 2017	N/A	Assistant Vice President, U.S. Bancorp Fund Services, LLC (2016-present); Associate, Godfrey & Kahn S.C. (2012-2016).	N/A
Ryan L. Roell 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1973	Assistant Treasurer	Indefinite Term; Since September 2012	N/A	Assistant Vice President, U.S. Bancorp Fund Services, LLC (2005-present).	N/A
Benjamin Eirich 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1981	Assistant Treasurer	Indefinite Term; Since May 2016	N/A	Assistant Vice President, U.S. Bancorp Fund Services, LLC (2008-present).	N/A
Doug Schafer 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1970	Assistant Treasurer	Indefinite Term; Since May 2016	N/A	Assistant Vice President, U.S. Bancorp Fund Services, LLC (2002-present).	N/A

* Mr. Kern is an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that he was a board member of Quasar Distributors, LLC, the principal underwriter to other series of the Trust.

Trustee Qualifications
The Board believes that each of the Trustees has the qualifications, experience, attributes and skills appropriate to their continued service as Trustees of the Trust in light of the Trust’s business and structure.  The Trustees have substantial business and professional backgrounds that indicate they have the ability to critically review, evaluate and assess information provided to them.  Certain of these business and professional experiences are set forth in detail in the table above.  In addition, the Trustees have substantial board experience and, in their service to the Trust, have gained substantial insight as to the operation of the Trust.  The Board annually conducts a “self-assessment” wherein the effectiveness of the Board and the individual Trustees is reviewed.

In addition to the information provided in the table above, below is certain additional information concerning each individual Trustee.  The information provided below, and in the table above, is not all-inclusive.  Many of the Trustees’ qualifications to serve on the Board involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, the ability to ask incisive questions, and commitment to shareholder interests.

Mr. Kern’s trustee attributes include substantial industry experience, including his 35 years of service with U.S. Bancorp Fund Services, LLC (the fund accountant (“Fund Accountant”), Administrator, and Transfer Agent to the Trust) where he manages business development and has previously managed the mutual fund transfer agent operation including investor services, account services, legal compliance, document processing and systems support.  He also serves as a board member of U.S. Bancorp Fund Services, LLC.  The Board believes Mr. Kern’s experience, qualifications, attributes and skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

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Mr. Massart’s trustee attributes include substantial industry experience, including over two decades working with high net worth individuals, families, trusts and retirement accounts to make strategic and tactical asset allocation decisions, evaluate and select investment managers and manage client relationships.  He is currently the Chief Investment Strategist and lead member of the investment management committee of the SEC registered investment advisory firm he co-founded. Previously, he served as Managing Director of Strong Private Client and as a Manager of Wells Fargo Investments, LLC.  The Board believes Mr. Massart’s experience, qualifications, attributes and skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Mr. Rush’s trustee attributes include substantial industry experience, including serving in several different senior executive roles at various global financial services firms.  He most recently served as Managing Director and Chief Financial Officer of Robert W. Baird & Co. Incorporated and several other affiliated entities and served as the Treasurer for Baird Funds.  He also served as the Chief Financial Officer for Fidelity Investments’ four broker-dealers and has substantial experience with mutual fund and investment advisory organizations and related businesses, including Vice President and Head of Compliance for Fidelity Investments, a Vice President at Credit Suisse First Boston, a Manager with Goldman Sachs, & Co. and a Senior Manager with Deloitte & Touche.  Mr. Rush has been determined to qualify as an Audit Committee Financial Expert for the Trust.  The Board believes Mr. Rush’s experience, qualifications, attributes and skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee and as the lead Independent Trustee to carry out oversight responsibilities with respect to the Trust.

Mr. Swanson’s trustee attributes include substantial industry experience, including 36 years of senior management and marketing experience with 30 years dedicated to the financial services industry.  He is currently the Founder and Managing Principal of a marketing strategy boutique serving asset and wealth management businesses.  He has also served as Chief Operating Officer and Chief Marketing Officer of Van Kampen Investments, President and Chief Executive Officer of Scudder, Stevens & Clark, Canada, Ltd., Managing Director and Head of Global Investment Products at Morgan Stanley, Director of Marketing for Morgan Stanley Mutual Funds, Director of Marketing for Kemper Funds, and Executive Vice President and Head of Distribution for Calamos Investments.  The Board believes Mr. Swanson’s experience, qualifications, attributes and skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

This discussion of the Trustees’ experience and qualifications is pursuant to SEC requirements, does not constitute holding out the Board or any Trustee as having special expertise, and shall not impose any greater responsibility or liability on any such Trustee or the Board by reason thereof.

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Trustee and Management Ownership of Fund Shares
The following table shows the dollar range of Fund shares and shares in all portfolios of the Trust beneficially owned by the Trustees as of the calendar year ended December 31, 2017.

Dollar Range of Shares Beneficially Owned (None; $1-$10,000; $10,001-$50,000; $50,001-$100,000; Over $100,000)
	David A. Massart	Leonard M. Rush	David M. Swanson	Robert J. Kern
Friess Small Cap Growth Fund	None	None	$1-$10,000	None
All Trust Portfolios	None	$1-$10,000	$50,001-$100,000	None

As of March 31, 2018, the Trustees and Officers of the Trust as a group owned less than 1% of the outstanding shares of any Fund.

Board Committees
Audit Committee.  The Trust has an Audit Committee, which is comprised of the Independent Trustees.  The Audit Committee reviews financial statements and other audit-related matters for the Fund.  The Audit Committee also holds discussions with management and with the Fund’s independent registered public accounting firm concerning the scope of the audit and the auditor’s independence.  The Audit Committee met once with respect to the Fund during the fiscal period May 31, 2017 to December 31, 2017.

Nominating & Governance Committee.  The Trust has a Nominating & Governance Committee, which is comprised of the Independent Trustees.  The Nominating & Governance Committee is responsible for seeking and reviewing candidates for consideration as nominees for the position of trustee and meets only as necessary. The Nominating & Governance Committee did not meet with respect to the Fund during the fiscal period May 31, 2017 to December 31, 2017.

The Nominating & Governance Committee will consider nominees recommended by shareholders for vacancies on the Board.  Recommendations for consideration by the Nominating & Governance Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed nominee, and such recommendation must comply with the notice provisions set forth in the Trust’s Bylaws.  In general, to comply with such procedures, such nominations, together with all required information, must be delivered to and received by the President of the Trust at the principal executive office of the Trust no fewer than 120 days, and no more than 150 days, prior to the shareholder meeting at which any such nominee would be voted on. Shareholder recommendations for nominations to the Board will be accepted on an ongoing basis.  The Nominating & Governance Committee’s procedures with respect to reviewing shareholder nominations will be disclosed as required by applicable securities laws.

Valuation Committee.  The Trust has a Valuation Committee.  The Valuation Committee is responsible for the following: (1) monitoring the valuation of Fund securities and other investments; and (2) as required, when the Board is not in session, determining the fair value of illiquid securities and other holdings after consideration of all relevant factors, which determinations are reported to the Board.  The Valuation Committee is currently comprised of one or more Independent Trustees and the Trust’s Chairman, President, Treasurer, and Assistant Treasurers.  The Valuation Committee meets as necessary when a price for a portfolio security is not readily available.  Any one of the Chairman, President, Treasurer or Assistant Treasurers and an Independent Trustee must be present for the Valuation Committee to meet.  The primary members of the Valuation Committees are the President and Mr. Massart.  The Valuation Committee did not meet with respect to the Fund during the fiscal period May 31, 2017 to December 31, 2017.

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Trustee Compensation
The Independent Trustees each receive an annual retainer fee of $87,000 per calendar year, which compensates them for their service to the Trust and attendance at the four regularly scheduled quarterly meetings and one annual meeting, if necessary. Each Independent Trustee also receives added compensation for each additional meeting attended of $2,500 as well as reimbursement for expenses incurred in connection with attendance at meetings.  The Chairman of the Audit Committee, Nominating & Governance Committee and the Valuation Committee each receive additional compensation of $7,000 per year and the lead Independent Trustee receives additional compensation of $8,000 per year.  The Interested Trustee does not receive any compensation for his service as Trustee.  The following table sets forth the compensation received by the Independent Trustees for the Fund’s fiscal period May 31, 2017 to December 31, 2017.

Name of Person/Position	Aggregate Compensation from the Fund (1)(2)	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Fund and the Trust(3) Paid to Trustees
Leonard M. Rush, Lead Independent Trustee and Audit Committee Chairman	$1,381	None	None	$98,000
David A. Massart, Independent Trustee and Valuation Committee Chairman	$1,296	None	None	$92,000
David M. Swanson, Independent Trustee and Nominating & Governance Committee Chairman	$1,226	None	None	$87,000
Robert J. Kern, Interested Trustee	None	None	None	None
(1)	The Fund’s inception date was May 31, 2017.
(2)	Trustees’ fees and expenses are allocated among the Fund and any other series comprising the Trust.
(3)	The Trust includes other portfolios in addition to the Fund.

Control Persons and Principal Shareholders
A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of the Fund or acknowledges the existence of control.  A controlling person possesses the ability to control the outcome of matters submitted for shareholder vote by the Fund. As of March 31, 2018, the following shareholders were considered to be either a control person or a principal shareholder of the share class indicated.

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Investor Class
Name and Address	% Ownership	Type of Ownership (1)
Eric B. Levinson 29776 Ocean Ridge Drive Bethany Beach, DE 19930-3667	32.47%	Beneficial
James G. Kaiser & Cynthia D. Kaiser 5 Carriage Road Wilmington, DE 19807-2237	28.95%	Beneficial
Vineyard Hill Holdings, LLC 6019 Foxhall Farm Road Catonsville, MD 21228-5305	27.70%	Record
Institutional Class
Name and Address	% Ownership	Type of Ownership (1)
Foster S. Friess P.O. Box 9790 Jackson, WY 83002-9790	55.24%	Beneficial
Friess Associates of Delaware, Inc. P.O. Box 9790 Jackson, WY 83002-9790	11.37%	Record
FAI Wyoming Associates, Inc. P.O. Box 9790 Jackson, WY 83002-9790	11.37%	Record

(1) “Record” ownership means the shareholder of record, or the exact name of the shareholder on the account, (e.g., “ABC Brokerage, Inc.”) “Beneficial” ownership refers to the actual pecuniary, or financial, interest in the security (e.g., “Jane Doe Shareholder”).

Investment Adviser and Sub-Adviser
Investment advisory services are provided to the Fund by the Adviser, Friess Associates, LLC, pursuant to an investment advisory agreement (the “Advisory Agreement”).  Friess Associates of Delaware, LLC serves as the investment sub-adviser to the Fund pursuant to an investment sub-advisory agreement with Friess (the “Sub-Advisory Agreement”). Friess and Friess of Delaware are under common control.

Pursuant to the Advisory Agreement, the Adviser provides the Fund with investment research and advice and furnishes the Fund with an investment program consistent with the Fund’s investment objective and policies, subject to the supervision of the Board. The Adviser determines which portfolio securities will be purchased or sold, arranges for the placing of orders for the purchase or sale of portfolio securities, selects brokers or dealers to place those orders, maintains books and records with respect to the securities transactions and reports to the Board on the Fund’s investments and performance. Friess may delegate some or all of its investment advisory responsibilities to its affiliate, Friess Associates of Delaware pursuant to the Sub-Advisory Agreement.  The Board will have sole responsibility for selecting, evaluating the performance of and replacing as necessary any of the service providers to the Fund, including the Adviser.

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After an initial two-year period, the Advisory Agreement will continue in effect from year to year, only if such continuance is specifically approved at least annually by: (i) the Board or the vote of a majority of the outstanding voting securities of the Fund; and (ii) the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval.  The Advisory Agreement is terminable without penalty by the Trust, on behalf of the Fund, upon 60 days’ written notice to the Adviser, when authorized by either: (i) a majority vote of the Fund’s shareholders; or (ii) by a vote of a majority of the Board, or by the Adviser upon 60 days’ written notice to the Trust.  The Advisory Agreement will automatically terminate in the event of its “assignment,” as defined under the 1940 Act.  The Advisory Agreement provides that the Adviser under such agreement shall not be liable for any error of judgment, mistake of law, loss arising out of any investment, or act or omission in the execution of portfolio transactions for the Fund, except for willful misfeasance, bad faith, or negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

In consideration of the services provided by the Adviser pursuant to the Advisory Agreement, the Adviser is entitled to receive from the Fund a management fee computed daily and paid monthly, based on a percentage of the Fund’s average net assets, as specified in the Prospectus.  However, the Adviser may voluntarily agree to waive a portion of the management fees payable to it on a month-to-month basis, including additional fees above and beyond any contractual agreement the Adviser may have to waive management fees and/or reimburse Fund expenses.

Pursuant to the Sub-Advisory Agreement, if so delegated by the Adviser, the Sub-Adviser provides the Fund with investment research and advice and furnishes the Fund with an investment program consistent with the Fund’s investment objective and policies, subject to the supervision of the Board. The Sub-Adviser determines which portfolio securities will be purchased or sold, arranges for the placing of orders for the purchase or sale of portfolio securities, selects brokers or dealers to place those orders, maintains books and records with respect to the securities transactions and reports to the Board on the Fund’s investments and performance. The Board will have sole responsibility for selecting, evaluating the performance of, and replacing as necessary any of the service providers to the Fund, including the Sub-Adviser.

After an initial two-year period, the Sub-Advisory Agreement will continue in effect from year to year, only if such continuance is specifically approved at least annually by: (i) the Board or the vote of a majority of the outstanding voting securities of the Fund (with respect to such Funds); and (ii) the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval.  The Sub-Advisory Agreement is terminable without penalty by the Trust, on behalf of the Fund, upon 60 days written notice to the Sub-Adviser, when authorized by either: (i) a majority vote of the Fund’s shareholders (with respect to such Funds); or (ii) by a vote of a majority of the Board, or by the Sub-Adviser upon 60 days written notice to the Trust.  The Sub-Advisory Agreement will automatically terminate in the event of its “assignment,” as defined under the 1940 Act.  The Sub-Advisory Agreement provides that the Sub-Adviser under such agreement shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Fund, except for willful misfeasance, bad faith or negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

In consideration of the services provided by the Sub-Adviser pursuant to the Sub-Advisory Agreement, the Sub-Adviser is entitled to receive from the Adviser a fee equal to 110% of the monthly expenses the Sub-Adviser incurs in performing its services as Sub-Adviser.

Fund Expenses.  The Fund is responsible for its own operating expenses.  Pursuant to an Operating Expenses Limitation Agreement between the Adviser and the Trust, on behalf of the Fund, the Adviser has agreed to waive its management fees and pay Fund expenses, as specified in the Prospectus.  Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such waiver and expense payment occurred, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and/or expense payment occurred and the expense limit in place at the time of recoupment. The Operating Expense Limitation Agreement is indefinite in term, but cannot be terminated through April 30, 2019.  Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board or the Adviser, with the consent of the Board.

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The total amount of advisory fees paid to the Adviser during the fiscal period May 31, 2017 to December 31, 2017 was as follows:

2017
Advisory Fees Accrued	$503,055
Advisory Fees Waived	$(77,315)
Total Advisory Fees Paid to Adviser	$425,740

Portfolio Manager
Scott W. Gates, Portfolio Manager and Chief Investment Officer of the Adviser and Sub-Adviser since 2013 is the portfolio manager (the “Portfolio Manager”) responsible for the day-to-day management of the Fund.

The following table provides information regarding other accounts, excluding the Fund, managed by the Portfolio Manager as of December 31, 2017:

Portfolio Manager	Account Category	Number of Accounts	Total Assets in the Accounts (in millions)	# of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Scott W. Gates
	Registered investment companies	3	$1,106.1	0	$0
	Other pooled investment vehicles	1	$15.1	1	$15.1
	Other Accounts	11	$18.6	0	$0

The Portfolio Manager’s management of “other accounts” may give rise to potential conflicts of interest in connection with the management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other.  The other accounts may have the same investment objective as the Fund.  Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the Portfolio Manager could favor one account over another.  Another potential conflict could include the Portfolio Manager’s knowledge about the size, timing and possible market impact of Fund trades, whereby the Portfolio Manager could use this information to the advantage of other accounts and to the disadvantage of the Fund.  However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

The Adviser compensates the Portfolio Manager for his management of the Fund.  The Portfolio Manager’s compensation includes a fixed salary, discretionary bonus and profit participation received as a result of equity ownership in Friess. The discretionary bonus is based on the growth of client assets managed by Friess and its resulting revenue and profitability of the firm. No portion of the salary or discretionary bonus will be based solely on the investment performance of the Fund.

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The following indicates the dollar range of Fund shares beneficially owned by the Portfolio Manager as of December 31, 2017:

Market Value of Shares (None, $1-$10,000, $10,001- $50,000, $50,001-$100,000, $100,001 - $500,000, $500,001- $1,000,000, Over $1,000,000)
Scott W. Gates	$500,001-$1,000,000

Service Providers
Pursuant to an administration agreement (the “Administration Agreement”) between the Trust and U.S. Bancorp Fund Services, LLC (“USBFS”), 615 East Michigan Street, Milwaukee, Wisconsin, 53202 (the “Administrator”), the Administrator acts as the Fund’s administrator.  The Administrator provides certain administrative services to the Fund, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Fund’s independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Fund with applicable laws and regulations.; arranging for the computation of performance data, including NAV and yield; responding to shareholder inquiries; arranging for the maintenance of books and records of the Fund; and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties.  In this capacity, the Administrator does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.  Pursuant to the Administration Agreement, for its services, the Administrator receives from the Fund a fee computed daily and payable monthly based on the Fund’s average net assets subject to an annual minimum fee.

USBFS also acts as Fund Accountant, Transfer Agent and dividend disbursing agent under separate agreements with the Trust.

The Fund paid the following in fund administration and fund accounting fees to USBFS during the fiscal period May 31, 2017 to December 31, 2017:

2017
Friess Small Cap Growth Fund	$48,818

Pursuant to a custody agreement between the Trust and the Fund, U.S. Bank, N.A., an affiliate of USBFS, serves as the custodian of the Fund’s assets.  For its services, the Custodian receives a monthly fee based on a percentage of the Fund’s assets, in addition to certain transaction based fees, and is reimbursed for out of pocket expenses.  The Custodian’s address is 1555 North Rivercenter Drive, Milwaukee, Wisconsin, 53212.  The Custodian does not participate in decisions relating to the purchase and sale of securities by the Fund.  U.S. Bank N.A. and its affiliates may participate in revenue sharing arrangements with service providers of mutual funds in which the Fund may invest.

Legal Counsel
Stradley Ronon Stevens & Young, LLP, 2005 Market Street, Suite 2600, Philadelphia, PA 19103, serves as counsel to the Trust and as independent legal counsel to the Board.

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Independent Registered Public Accounting Firm
Cohen & Company, Ltd., 342 North Water Street, Suite 830, Milwaukee, Wisconsin 53202, serves as the independent registered public accounting firm for the Fund. Its services include auditing the Fund’s financial statements and the performance of related tax services.

Distribution of Fund Shares
The Trust has entered into a distribution agreement (the “Distribution Agreement”) with Foreside Fund Services, LLC (the “Distributor”), Three Canal Plaza, Suite 100, Portland, Maine 04101, pursuant to which the Distributor acts as the Fund’s principal underwriter, provides certain administrative services and promotes and arranges for the sale of the Fund’s shares on a best efforts basis.  The offering of the Fund’s shares is continuous.  The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Distributor is not affiliated with the Adviser or any other service provider for the Trust.

The Distribution Agreement has an initial term of up to two years and will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities and, in either case, by a majority of the Independent Trustees.  The Distribution Agreement is terminable without penalty by the Trust, on behalf of the Fund, on 60 days’ written notice when authorized either by a majority vote of the Fund’s shareholders or by vote of a majority of the Board, including a majority of the Trustees who are not “interested persons” (as defined under the 1940 Act) of the Trust, or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its “assignment,” as defined in the 1940 Act.

The Distributor does not receive compensation from the Fund for its distribution services except the distribution/service fees with respect to the shares of those classes for which a Rule 12b-1 plan is effective, as applicable. The Adviser pays the Distributor a fee for certain distribution-related services.

Distribution (Rule 12b-1) Plan
The Fund has adopted a distribution plan for Investor Class shares pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”).  Under the 12b-1 Plan, the Fund pays a fee to the Distributor for distribution and/or shareholder services (“Distribution and Service Fees”) at an annual rate of 0.25% of the Fund’s average daily net asset value of Investor Class shares.  The 12b-1 Plan provides that the Distributor may use all or any portion of such Distribution and Service Fees to finance any activity that is principally intended to result in the sale of Fund shares, subject to the terms of the 12b-1 Plan, or to provide certain shareholder services.  The 12b-1 Plan is intended to benefit the Fund by increasing its assets and thereby reducing the Fund’s expense ratio.

During the fiscal year period May 31, 2017 to December 31, 2017, the Fund’s Investor Class incurred $39 in Rule 12b-1 fees. The Investor Class did not pay any Rule12b-1 expenses during that period.

The Distribution and Service Fees are payable to the Distributor regardless of the distribution-related expenses actually incurred.  Because the Distribution and Service Fees are not directly tied to expenses, the amount of distribution fees paid by Investor Class Shares during any year may be more or less than actual expenses incurred pursuant to the 12b-1 Plan.  For this reason, this type of distribution fee arrangement is characterized by the staff of the SEC as a “compensation” plan.

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The Distributor may use the Distribution and Service Fees to pay for services covered by the 12b-1 Plan including, but not limited to, advertising; compensating underwriters, dealers and selling personnel engaged in the distribution of Fund shares; the printing and mailing of prospectuses, statements of additional information and reports; the printing and mailing of sales literature pertaining to the Fund; and obtaining whatever information, analyses and reports with respect to marketing and promotional activities that the Fund may, from time to time, deem advisable.

The 12b-1 Plan provides that it will continue from year to year upon approval by the majority vote of the Board, including a majority of the Independent Trustees cast in person at a meeting called for that purpose, provided that such trustees have made a determination that there is a reasonable likelihood that the 12b-1 Plan will benefit the Fund and its shareholders.  It is also required that the Independent Trustees, select and nominate all other trustees who are not “interested persons” of the Fund.  The 12b-1 Plan and any related agreements may not be amended to materially increase the amounts to be spent for distribution expenses without approval of shareholders holding a majority of the Fund shares outstanding.  All material amendments to the 12b-1 Plan or any related agreements must be approved by a vote of a majority of the Board and the Independent Trustees, cast in person at a meeting called for the purpose of voting on any such amendment.

The 12b-1 Plan requires that the Distributor provide to the Board, at least quarterly, a written report on the amounts and purpose of any payment made under the 12b-1 Plan.  The Distributor is also required to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination of whether the 12b-1 Plan should be continued.

As noted above, the 12b-1 Plan provides for the ability to use Fund assets to pay financial intermediaries (including those that sponsor mutual fund supermarkets), plan administrators and other service providers to finance any activity that is principally intended to result in the sale of Fund shares (distribution services) and for the provision of personal services to shareholders.  The payments made by the Fund to financial intermediaries are based primarily on the dollar amount of assets invested in the Fund through the financial intermediaries.  These financial intermediaries may pay a portion of the payments that they receive from the Fund to their investment professionals.  In addition to the ongoing asset-based fees paid to these financial intermediaries under the 12b-1 Plan, the Fund may, from time to time, make payments under the 12b-1 Plan that help defray the expenses incurred by these intermediaries for conducting training and educational meetings about various aspects of the Fund for their employees.  In addition, the Fund may make payments under the 12b-1 Plan for exhibition space and otherwise help defray the expenses these financial intermediaries incur in hosting client seminars where the Fund is discussed.

In addition, the Fund may participate in various “fund supermarkets” in which a mutual fund supermarket sponsor (usually a broker-dealer) offers many mutual funds to the sponsor’s customers without charging the customers a sales charge.  In connection with its participation in such platforms, the Distributor may use all or a portion of the Distribution Fee to pay one or more supermarket sponsors a negotiated fee for distributing the Fund’s shares.  In addition, in its discretion, the Adviser may pay additional fees to such intermediaries from its own assets.

Shareholder Servicing Plan
Pursuant to a Shareholder Service Plan (the “Plan”) adopted by the Trust on behalf of the Fund, the Adviser is authorized to provide, or arrange for others to provide personal shareholder services relating to the servicing and maintenance of shareholder accounts not otherwise provided to the Fund (“Shareholder Servicing Activities”).  Under the Plan, the Adviser may enter into shareholder service agreements with securities broker-dealers and other securities professionals (“Service Organizations”) who provide Shareholder Servicing Activities for their clients invested in the Fund, including affiliates of the Adviser.

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Shareholder Servicing Activities shall include one or more of the following: (1) establishing and maintaining accounts and records relating for shareholders of the Fund; (2) aggregating and processing orders involving the shares of the Fund; (3) processing dividend and other distribution payments from the Fund on behalf of shareholders; (4) providing information to shareholders as to their ownership of Fund shares or about other aspects of the operations of the Fund; (5) preparing tax reports or forms on behalf of shareholders; (6) forwarding communications from the Fund to shareholders; (7) assisting shareholders in changing the Fund’s records as to their addresses, dividend options, account registrations or other data; (8) providing sub-accounting with respect to shares beneficially owned by shareholders, or the information to the Fund necessary for sub-accounting; (9) responding to shareholder inquiries relating to the services performed; (10) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; and (11) providing such other similar services as the Adviser may reasonably request to the extent the Service Organization is permitted to do so under applicable statutes, rules or regulations.

As compensation for the Shareholder Servicing Activities, the Fund pays Service Organizations or the Adviser an annual fee of up to 0.15% of the respective average daily net assets of the Fund’s Investor Class shares and Institutional Class shares owned by investors for which the Service Organization maintains a servicing relationship.  The Fund did not pay any fees under the Plan during the fiscal period ended December 31, 2017.

Portfolio Transactions and Brokerage
Friess and Friess of Delaware are referred collectively herein this section as the “Adviser.”

Pursuant to the Advisory Agreement, the Adviser determines which securities are to be purchased and sold by the Fund and which broker-dealers are eligible to execute the Fund’s portfolio transactions.  Purchases and sales of securities on an exchange are affected through brokers that charge a commission while purchases and sales of securities in the over-the-counter market will generally be executed directly with the primary “market-maker” unless, in the opinion of the Adviser, a better price and execution can otherwise be obtained by using a broker for the transaction.  Purchases and sales of portfolio securities that are fixed income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions. In a principal transaction, the party from whom the Fund purchases or to whom the Fund sells is acting on its own behalf (and not as the agent of some other party, such as its customers). These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities.  The price of securities purchased from underwriters includes a disclosed fixed commission or concession paid by the issuer to the underwriter, and prices of securities purchased from dealers serving as market makers reflects the spread between the bid and asked price.  The price of over-the-counter securities usually includes an undisclosed commission or markup.

Purchases of portfolio securities for the Fund will be effected through broker-dealers (including banks) that specialize in the types of securities that the Fund will be holding, unless better executions are available elsewhere.  Dealers usually act as principal for their own accounts.  Purchases from dealers will include a spread between the bid and the asked price.  If the execution and price offered by more than one dealer are comparable, the order may be allocated to a dealer that has provided research or other services as discussed below.

In placing portfolio transactions, the Adviser will use reasonable efforts to choose broker-dealers capable of providing the services necessary to obtain the most favorable price and execution available.  The full range and quality of services, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities and other factors available, will be considered in making these determinations.  In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers that furnish or supply research and statistical information to the Adviser that it may lawfully and appropriately use in its investment advisory capacities, as well as provide other brokerage services incidental to execution services.  Research and statistical information may include reports that are common in the industry such as industry research reports and periodicals, quotation systems, software for portfolio management and formal databases. Typically, the research will be used to service all of the Adviser’s accounts, although a particular client may not benefit from all the research received on each occasion.  The Adviser considers research information, which is in addition to and not in lieu of the services required to be performed by it under its Advisory Agreement with the Fund, to be useful in varying degrees, but of indeterminable value.

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While it is the Fund’s general policy to first seek to obtain the most favorable price and execution available in selecting a broker-dealer to execute portfolio transactions for the Fund, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Fund or to the Adviser, even if the specific services are not directly useful to the Fund and may be useful to the Adviser in advising other clients.  In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Adviser to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer.  The standard of reasonableness is to be measured in light of the Adviser’s overall responsibilities to the Fund.

Investment decisions for the Fund are made independently from those of other client accounts of the Adviser and its affiliates.  Nevertheless, it is possible that at times identical securities will be acceptable for both the Fund and one or more of such client accounts.  In such event, the position of the Fund and such client account(s) in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary.  However, to the extent any of these client accounts seek to acquire the same security as the Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security.  Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time.  If one or more of such client accounts simultaneously purchases or sells the same security that the Fund is purchasing or selling, each day’s transactions in such security will be allocated between the Fund and all such client accounts in a manner deemed equitable by the Adviser, taking into account the respective sizes of the accounts and the amount being purchased or sold.  It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned.  In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund.  Notwithstanding the above, the Adviser may execute buy and sell orders for accounts and take action in performance of its duties with respect to any of its accounts that may differ from actions taken with respect to another account, so long as the Adviser shall, to the extent practical, allocate investment opportunities to accounts, including the Fund, over a period of time on a fair and equitable basis and in accordance with applicable law.

Portfolio transactions may be placed with broker-dealers who sell shares of the Fund subject to rules adopted by FINRA and the SEC.  Portfolio transactions may also be placed with broker-dealers in which the Adviser has invested on behalf of the Fund and/or client accounts.

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The following table sets forth the amount of brokerage commissions paid by the Fund during its fiscal period May 31, 2017 to December 31, 2017:

2017
Friess Small Cap Growth Fund	$361,981

Portfolio Turnover
Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action.  Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year.  A 100% turnover rate would occur if all the securities in the Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.  A high rate of portfolio turnover (100% or more) generally leads to above-average transaction costs and could generate capital gains that must be distributed to shareholders as short-term capital gains taxed at ordinary income rates (currently as high as 37%).  To the extent that the Fund experiences an increase in brokerage commissions due to a higher portfolio turnover rate, the performance of the Fund could be negatively affected by the increased expenses incurred by the Fund and may result in a greater number of taxable transactions.

The Fund’s portfolio turnover rate for the fiscal period May 31, 2017 to December 31, 2017, were as follows:

2017
Friess Small Cap Growth Fund	126%

Code of Ethics
The Trust, the Adviser and the Sub-adviser have each adopted Codes of Ethics under Rule 17j-1 of the 1940 Act.  These codes permit, subject to certain conditions, personnel of the Trust, the Adviser and the Sub-adviser to invest in securities that may be purchased or held by the Fund.

Proxy Voting Procedures
The Board has adopted proxy voting policies and procedures (“Proxy Policies”) wherein the Trust has delegated to the Adviser the responsibility for voting proxies relating to portfolio securities held by the Fund as part of the Adviser’s investment advisory services, subject to the supervision and oversight of the Board.  Notwithstanding this delegation of responsibilities, however, the Fund retains the right to vote proxies relating to its portfolio securities.  The fundamental purpose of the Proxy Policies is to ensure that each vote will be in a manner that reflects the best interest of the Fund and its shareholders, taking into account the value of the Fund’s investments.

The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request, by calling toll-free, (800) SEC-0330 or by accessing the SEC’s website at www.sec.gov.

The Adviser’s Proxy Voting Policies and Procedures

•
Friess has contracted with an independent third-party provider of proxy voting and corporate governance services, Institutional Shareholders Services, Inc. (“proxy agent”) which specializes in providing a variety of services related to proxy voting.  Specifically, this proxy agent has been retained to conduct proxy research, execute proxy votes, and keep various records necessary for tracking proxy voting materials and proxy voting actions taken for the appropriate client account.  Friess has adopted the proxy agent’s proxy voting policy guidelines as its own and, as such, votes Friess clients’ proxies according to those policy guidelines unless Friess believes there to be an overriding decision that is in the best interests of our clients. Under Friess’ policies and procedures, whenever an apparent conflict of interest is identified, Friess will defer to the proxy agent’s recommendations and instruct it to vote pursuant to its recommendation.  Friess’ Chief Compliance Officer makes the final determination in any instance regarding whether or not a potential conflict exists.

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Anti-Money Laundering Compliance Program
The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  To ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.  Ms. Deborah Ward has been designated as the Trust’s Anti-Money Laundering Compliance Officer.

Procedures to implement the Program include, but are not limited to: determining that the Distributor and the Transfer Agent have established proper anti-money laundering procedures; reporting suspicious and/or fraudulent activity; checking shareholder names against designated government lists, including Office of Foreign Asset Control (“OFAC”), and a complete and thorough review of all new opening account applications.  The Fund will not transact business with any person or legal entity whose identity and beneficial owners, if applicable, cannot be adequately verified under the provisions of the USA PATRIOT Act.

As a result of the Program, the Fund may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Fund may be required to transfer the account or proceeds of the account to a governmental agency.

Portfolio Holdings Information
The Trust, on behalf of the Fund, has adopted portfolio holdings disclosure policies (“Portfolio Holdings Policies”) that govern the timing and circumstances of disclosure of portfolio holdings of the Fund.  Information about the Fund’s portfolio holdings will not be distributed to any third party except in accordance with these Portfolio Holdings Policies.  The Board has considered the circumstances under which the Fund’s portfolio holdings may be disclosed under the Portfolio Holdings Policies.  The Board has also considered actual and potential material conflicts that could arise in such circumstances between the interests of the Fund’s shareholders and the interests of the Adviser, Distributor, or any other affiliated person of the Fund.  After due consideration, the Board has determined that the Fund has a legitimate business purpose for disclosing portfolio holdings to persons described in the Portfolio Holdings Policies.  The Board also has authorized its CCO to consider and authorize dissemination of portfolio holdings information to additional parties, after considering the best interests of the Fund’s shareholders and potential conflicts of interest in making such disclosures.

The Board exercises continuing oversight of the disclosure of the Fund’s portfolio holdings by (1) overseeing the implementation and enforcement of the Portfolio Holdings Policies, codes of ethics and other relevant policies of the Fund and its service providers by the CCO, (2) by considering reports and recommendations by the CCO concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act), and (3) by considering whether to approve any amendment to these Portfolio Holdings Policies.  The Board reserves the right to amend the Portfolio Holdings Policies at any time without prior notice in its sole discretion.

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Disclosure of the Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter, in the annual and semi-annual reports to Fund shareholders, and in the quarterly holdings report on Form N-Q.  These reports will be made available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.  The quarterly reports will also be posted to the Adviser’s website within 60 days of the end of each fiscal quarter.  The Fund may provide separately to any person, including rating and ranking organizations such as Lipper and Morningstar, the Fund’s holdings only after such information has already been disclosed to the general public.  In addition, the Fund may provide its complete portfolio holdings at the same time that information is filed with the SEC.

In the event of a conflict between the interests of the Fund and its shareholders and the interests of the Adviser or an affiliated person of the Adviser, the CCO of the Adviser, in consultation with the Trust’s CCO, shall make a determination in the best interests of the Fund and its shareholders, and shall report such determination to the Board at the end of the quarter in which such determination was made.  Any employee of the Adviser who suspects a breach of this obligation must report the matter immediately to the Adviser’s CCO or to his or her supervisor.

In addition, material non-public holdings information may be provided without lag as part of the normal investment activities of the Fund to each of the following entities which, by explicit agreement or by virtue of their respective duties to the Fund, are required to maintain the confidentiality of the information disclosed: the Administrator; the Fund Accountant; the Custodian; the Transfer Agent; the Fund’s independent registered public accounting firm; counsel to the Fund or the Board (current parties are identified in this SAI); broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities); and regulatory authorities.  Portfolio holdings information not publicly available with the SEC or on the Fund’s web site may only be provided to additional third parties, in accordance with the Portfolio Holdings Policies, when the Fund has a legitimate business purpose, and the third party recipient is subject to a confidentiality agreement.  Such portfolio holdings disclosure must be approved under the Portfolio Holdings Policies by the Trust’s CCO.

In no event shall the Adviser, its affiliates or employees, or the Fund receive any direct or indirect compensation in connection with the disclosure of information about the Fund’s portfolio holdings.

There can be no assurance that the Portfolio Holdings Policies and these procedures will protect the Fund from potential misuse of Fund information by individuals or entities to which it is disclosed.

Determination of Net Asset Value
The NAV of the Fund’s shares will fluctuate and is determined by the Fund Accountant as of the close of trading on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m., Eastern time) each business day.  The NYSE annually announces the days on which it will not be open for trading.  The most recent announcement indicates that it will not be open on the following days: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  However, the NYSE may close on days not included in that announcement.

The NAV of each class of shares is computed by determining the “Net Assets” of each class and dividing by the total number of shares outstanding of each class at such time.  The Net Assets of each class are calculated by (1) taking the value of all assets, less liabilities, held by the Fund and allocating such value to each share class based on the number of shares outstanding in each share class; (2) subtracting “Class Expenses” from each respective share class as defined and approved by the Board and a majority of the Independent Trustees under the Trust’s Rule 18f-3 Multiple Class Plan; and (3) subtracting from each share class non-class specific “Other Expenses” that are allocated to each class based on the net asset value of each class relative to the net asset value of the Fund or the Trust, as the case may be.

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Net Assets Per Share Class	=	Net Asset Value Per Share Class
Shares Outstanding Per Share Class

The Fund’s assets are generally valued at their market price on the valuation date and are based on valuations provided by independent pricing services consistent with the Trust’s valuation procedures. When market prices are not readily available, a security or other asset is valued at its fair value as determined under fair value pricing procedures approved by the Board.

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  Where the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded.  If no sale is reported, the security is valued at the mean between the last available bid and asked price.

Portfolio securities primarily traded on the NASDAQ Stock Market (“NASDAQ”) shall be valued using the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. OTC securities that are not traded on NASDAQ shall be valued at the most recent trade price.

Fixed income securities are valued at the mean of the bid and asked prices as determined by an independent pricing service, taking into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant. Investments in other investment companies, including money market funds, are valued at their NAV per share. Fixed income securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Foreign securities are generally valued in the same manner as the securities described above.  Foreign securities are priced in the local currencies as of the close of their primary exchange or market or as of the close of trading on the NYSE, whichever is earlier.  Foreign currencies are translated into U.S. dollars at the exchange rate as provided by a pricing service as of the close of trading on the NYSE.

Exchange traded options are generally valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).  NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.  Specifically, composite pricing looks at the last trades on the exchanges where the options are traded.  If there are no trades for the option on a given business day composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

All other assets of the Fund are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

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Purchase and Redemption of Fund Shares
Shares of the Fund are sold in a continuous offering and shares may be purchased or redeemed on any business day that the Fund calculates its NAV.  The Fund may also authorize one or more financial intermediaries to accept purchase and redemption orders on its behalf (“Authorized Intermediaries”).  Authorized Intermediaries are authorized to designate other Authorized Intermediaries to accept orders on the Fund’s behalf.  An order is deemed to be received when the Fund or an Authorized Intermediary accepts the order.

Orders received by the Fund or an Authorized Intermediary by the close of trading on the NYSE (generally 4:00 p.m., Eastern time) on a business day will be effected at the applicable price per share determined as of the close of trading on the NYSE on that day.  Otherwise, the orders will be processed based on the next determined NAV.

Orders received by financial intermediaries that are not Authorized Intermediaries will be processed at the applicable price next calculated after the Transfer Agent receives the order from the financial intermediary.

Purchase Requests Must be Received in Good Order
“Good order” means that your purchase request includes:

•	The name of the Fund;
•	The class of shares to be purchased;
•	The dollar amount of shares to be purchased;
•	Your account application or investment stub; and
•	A check payable to the name of the Fund.

Shares of the Fund have not been registered for sale outside of the United States.  The Fund generally does not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses or in certain other circumstances where the CCO and Anti-Money Laundering Officer for the Trust both conclude that such sale is appropriate and is not in contravention of United States law.

Redemption Requests Must be Received in Good Order
Your share price will be based on the next NAV per share calculated after the Transfer Agent or an Authorized Intermediary receives your redemption request in good order.  A redemption request will be deemed in “good order” if it includes:

•	The shareholder’s name;
•	The name of the Fund;
•	The class of shares to be redeemed;
•	The account number;
•	The share or dollar amount to be redeemed; and
•	Signatures by all shareholders on the account (with signature(s) guaranteed if applicable).

Unless you instruct the Transfer Agent otherwise, redemption proceeds will be sent to the address of record.  The Fund will not be responsible for interest lost on redemption amounts due to lost or misdirected mail.

A signature guarantee of each owner is required in the following situations:

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•	If ownership is changed on your account;
•	When redemption proceeds are payable or sent to any person, address or bank account not on record;
•	When a redemption is received by the Transfer Agent and the account address has changed within the last 15 calendar days; or
•	For all redemptions in excess of $100,000 from any shareholder account.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source.  Signature guarantees, from either a Medallion program member or a non Medallion program member, can be obtained from banks and securities dealers, but not from a notary public.

The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program.  The Fund and the Transfer Agent reserve the right to amend these standards at any time without notice.

Redemption-in-Kind
Under normal circumstances, the Fund does not intend to redeem shares in any form except cash.  The Trust, however, has filed a notice of election under Rule 18f-1 of the 1940 Act that allows the Fund to redeem in-kind redemption requests during any 90-day period in excess of the lesser of $250,000 or 1% of the net assets of the Fund, valued at the beginning of such period.  If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash, and will bear any market risks associated with such securities until they are converted into cash.

Cancellations and Modifications
The Fund will not accept a request to cancel or modify a written transaction once processing has begun.

Tax Matters
The following discussion is a summary of certain U.S. federal income tax considerations affecting the Fund and its shareholders.  The discussion reflects applicable U.S. federal income tax laws of the U.S. as of the date of this SAI, which tax laws may be changed or subject to new interpretations by the courts or the Internal Revenue Service (the “IRS”), possibly with retroactive effect.  No attempt is made to present a detailed explanation of all U.S. federal income, estate or gift, or state, local or foreign tax concerns affecting the Fund and their shareholders (including shareholders owning large positions in the Fund).  The discussion set forth herein does not constitute tax advice.  Investors are urged to consult their own tax advisers to determine the tax consequences to them of investing in the Fund.

Each series of the Trust is treated as a separate entity for federal income tax purposes.  The Fund, a series of the Trust, intends to qualify and elect to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code, provided it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing of distributions, as discussed below.

If for any taxable year the Fund fails to qualify for the special federal income tax treatment afforded to RICs, all of its taxable income will be subject to federal income tax at the applicable corporate tax rate (without any deduction for distributions to the Fund’s shareholders) and its income available for distribution will be reduced.

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As long as the Fund meets certain requirements that govern the Fund’s source of income, diversification of assets and distribution of earnings to shareholders, the Fund will not be subject to U.S. federal income tax on income distributed (or treated as distributed, as described below) to its shareholders. With respect to the source of income requirement, the Fund must derive in each taxable year at least 90% of its gross income (including tax-exempt interest) from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in such shares, securities or currencies and (ii) net income derived from interests in qualified publicly traded partnerships (“QPTP”). A QPTP is generally defined as a publicly traded partnership under Section 7704 of the Code, but does not include a publicly traded partnership if 90% or more of its income is described in (i) above.

With respect to the diversification of assets requirement, the Fund must diversify its holdings so that, at the end of each quarter of each taxable year, (i) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, the securities of other RICs and other securities, with such other securities limited for purposes of such calculation, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of the Fund’s total assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other RICs), the securities (other than the securities of other RICs) of any two or more issuers that the Fund controls and that are determined to be engaged in the same, similar or related trades or businesses, or the securities of one or more QPTPs.

In addition, pursuant the Code, the Fund may invest no more than 25% of its total assets in the securities of MLPs and other entities treated as QPTPs.  The Fund will not be required to reduce a position due solely to market value fluctuations in order to comply with the 25% limitation in publicly traded partnerships, inclusive of MLP investments, but will not be able to purchase additional MLP securities unless the Fund is in compliance with the restriction.

The Fund’s policy is to distribute to its shareholders substantially all of its net investment company taxable income and any net realized long-term capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes based on net income.  However, the Fund can give no assurances that its anticipated distributions will be sufficient to eliminate all taxes.  If the Fund does not qualify as a RIC, it would be taxed as a corporation and, in such case, it would be more beneficial for a shareholder to directly own the Fund’s underlying investments rather than indirectly owning the underlying investments through the Fund.  If the Fund fails to distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98.2% of the excess of its realized capital gains over its realized capital losses for the 12-month period ending on October 31 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal income tax, the Fund will be subject to a 4% excise tax.

Net investment income generally consists of interest, dividends and short-term capital gains, less expenses.  Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of the Fund.

Distributions of net investment income are taxable to shareholders as ordinary income.  For individual shareholders, a portion of the distributions paid by the Fund may consist of qualified dividends eligible for taxation at the rate applicable to long-term capital gains to the extent the Fund designates the amount distributed as a qualified dividend and the shareholder meets certain holding period requirements with respect to his or her Fund shares.  In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends-received deduction to the extent that the Fund designates the amount distributed as eligible for deduction and the shareholder meets certain holding period requirements with respect to its Fund shares.  The aggregate amount so designated to either individuals or corporate shareholders cannot, however, exceed the aggregate amount of such dividends received by the Fund for its taxable year.  In view of the Fund’s investment policies, it is expected that part of the distributions by the Fund may be eligible for the qualified dividend income treatment for individual shareholders and the dividends-received deduction for corporate shareholders.

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Any long-term capital gain distributions are taxable to shareholders as long-term capital gains regardless of the length of time shares have been held.  Net capital gains distributions are not eligible for the qualified dividend income treatment or the dividends-received deduction referred to in the previous paragraph.

Any distributions to you in excess of the Fund’s investment company taxable income and net capital gains will be treated by you, first, as a tax-deferred return of capital, which is applied against and will reduce the adjusted tax basis of your shares and, after such adjusted tax basis is reduced to zero, will generally constitute capital gains to you.

Distributions of any net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash.  Shareholders who choose to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the NAV of a share on the reinvestment date.  Distributions are generally taxable when received.  However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31.  Distributions are includable in alternative minimum taxable income in computing a shareholder’s liability for the alternative minimum tax.

Investment income received by the Fund from sources within foreign countries may be subject to foreign income tax withheld at the source and the amount of tax withheld generally will be treated as an expense of the Fund. The U.S. has entered into tax treaties with many foreign countries that entitle the Fund to a reduced rate of, or exemption from, tax on such income. Some countries require the filing of a tax reclaim or other forms to receive the benefit of the reduced tax rate; whether or when the Fund will receive the tax reclaim is within the control of the individual country. Information required on these forms may not be available to the Fund, such as shareholder information; therefore, the Fund may not receive the reduced treaty rates or potential reclaims.  Other countries have conflicting and changing instructions and restrictive timing requirements which may cause the Fund not to receive the reduced treaty rates or potential reclaims.  Other countries may subject capital gains realized by the Fund on sale or disposition of securities of that country to taxation.  It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund’s assets to be invested in various countries is not known.  Under circumstances described below, the Fund may elect to pass-through foreign taxes paid by the Fund to its shareholders, although it reserves the right not to do so.  If the Fund makes such an election and obtains a refund of foreign taxes paid by the Fund in a prior year, the Fund may be eligible to reduce the amount of foreign taxes reported by the Fund to its shareholders, generally by the amount of the foreign taxes refunded, for the year in which the refund is received.

A redemption of Fund shares may result in recognition of a taxable gain or loss and, if held as a capital asset, capital gain or loss.  Any loss realized upon a redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains received on those shares.  Any loss realized upon a redemption may be disallowed under certain wash sale rules to the extent Fund shares are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption.

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The Fund is required to report to you and the IRS annually on Form 1099-B the cost basis of shares purchased or acquired.  However, cost basis reporting is not required for certain shareholders, including shareholders investing in the Fund through a tax-advantaged retirement account, such as a 401(k) plan or an individual retirement account.  The Fund will calculate cost basis using the Fund’s default method, unless you instruct the Fund to use a different calculation method.  For additional information regarding the Fund’s available cost basis reporting methods, including its default method, please contact the Fund.  If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account.

Except in the case of certain exempt shareholders, if a shareholder does not furnish the Fund with its correct Taxpayer Identification Number and certain certifications or the Fund receives notification from the Internal Revenue Service requiring back-up withholding, the Fund is required by federal law to withhold federal income tax from the shareholder’s distributions and redemption proceeds currently at a rate of 24% for U.S. residents.

Gain or loss recognized by the Fund on the sale or other disposition of portfolio investments will be a capital gain or loss.  Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.

The Fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.  This treatment could increase or decrease the Fund’s ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital.  In certain cases, the Fund may make an election to treat such gain or loss as capital.

The Fund may invest in securities of foreign companies that may be classified under the Code as a passive foreign investment company (“PFIC”). In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, the Fund intends to mark-to-market these securities under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of the Fund’s fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that the Fund is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by the Fund. Foreign companies are not required to identify themselves as PFICs.  Due to various complexities in identifying PFICs, the Fund can give no assurances that it will be able to identify portfolio securities in foreign corporations that are PFICs in time for the Fund to make a mark-to-market election.  If the Fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains.

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Foreign taxpayers (including nonresident aliens) are generally subject to a flat withholding rate, currently 30% on U.S. source income.  This withholding rate may be lower under the terms of a tax convention.

This discussion and the related discussion in the Prospectus have been prepared by Fund management, and counsel to the Fund has expressed no opinion in respect thereof.

This section is not intended to be a full discussion of federal tax laws and the effect of such laws on you.  There may be other federal, state, foreign or local tax considerations to a particular investor.  You are urged to consult your own tax advisor.

Distributions
The Fund will receive income in the form of dividends and interest earned on its investments in securities.  This income, less the expenses incurred in its operations, is the Fund’s net investment income, substantially all of which will be distributed to the Fund’s shareholders.

The amount of the Fund’s distributions is dependent upon the amount of net investment income received by the Fund from its portfolio holdings, is not guaranteed, and is subject to the discretion of the Board.  The Fund does not pay “interest” or guarantee any fixed rate of return on an investment in its shares.

The Fund may also derive capital gains or losses in connection with sales or other dispositions of its portfolio securities.  Any net gain the Fund may realize from transactions involving investments held less than the period required for long-term capital gain or loss recognition or otherwise producing short-term capital gains and losses (to the extent not offset by any capital loss carryovers), although a distribution from capital gains, will be distributed to shareholders with and as a part of the distributions of net investment income giving rise to ordinary income.  If during any year the Fund realizes a net gain on transactions involving investments held for the period required for long-term capital gain or loss recognition or otherwise producing long-term capital gains and losses, the Fund will have a net long-term capital gain.  After deduction of the amount of any net short-term capital loss, the balance (to the extent not offset by any capital losses carried over from the eight previous taxable years) will be distributed and treated as long-term capital gains in the hands of the shareholders regardless of the length of time the Fund’s shares may have been held by the shareholders.  For more information concerning applicable capital gains tax rates, see your tax advisor.

Any distribution paid by the Fund reduces the Fund’s NAV per share on the date paid by the amount of the distribution per share.  Accordingly, a distribution paid shortly after a purchase of shares by a shareholder would represent, in substance, a partial return of capital (to the extent it is paid on the shares so purchased), even though it would be subject to income taxes.

Distributions will be made in the form of additional shares of the Fund unless the shareholder has otherwise indicated.  Investors have the right to change their elections with respect to the reinvestment of distributions by notifying the Transfer Agent in writing.  However, any such change will be effective only as to distributions for which the record date is five or more business days after the Transfer Agent has received the written request.

Financial Statements
The Fund’s annual report to shareholders for the fiscal period ended December 31, 2017 is a separate document and the financial statements, accompanying notes, and report of the independent registered public accounting firm appearing therein are incorporated by reference into this SAI.

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MANAGED PORTFOLIO SERIES (the “Trust”)
PART C
(Friess Small Cap Growth Fund)

OTHER INFORMATION

Item 28.  Exhibits

(a)	(1)		Certificate of Trust – incorporated herein by reference to the Trust’s Registration Statement on Form N-1A filed on February 4, 2011.
	(2)		Amended and Restated Agreement and Declaration of Trust – incorporated herein by reference to the Trust’s Registration Statement on Form N-1A filed on May 5, 2011.
(b)			Amended and Restated Bylaws – incorporated herein by reference to the Trust’s Registration Statement on Form N-1A filed on May 5, 2011.
(c)			Instruments Defining Rights of Security Holders – incorporated by reference to the Amended and Restated Agreement and Declaration of Trust and Amended and Restated Bylaws filed on May 5, 2011.
(d)	(1)
Investment Advisory Agreement between the Trust, on behalf of the Friess Small Cap Growth Fund, and Friess Associates, LLC – incorporated herein by reference from Post-Effective Amendment No. 294 to the Trust’s Registration Statement on Form N-1A filed on May 30, 2017.

	(2)
Investment Sub-Advisory Agreement between the Trust, on behalf of the Friess Small Cap Growth Fund and Friess Associates of Delaware, LLC – incorporated herein by reference from Post-Effective Amendment No. 294 to the Trust’s Registration Statement on Form N-1A filed on May 30, 2017.

(e)
Distribution Agreement between the Trust, on behalf of the Friess Small Cap Growth Fund, and Foreside Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 294 to the Trust’s Registration Statement on Form N-1A filed on May 30, 2017.

(f)			Bonus or Profit Sharing Contracts – not applicable
(g)	(1)		Custody Agreement between the Trust and U.S. Bank National Association – incorporated herein by reference to the Trust’s Registration Statement on Form N-1A filed on May 5, 2011.
		(i)
Amendment to the Custody Agreement between the Trust and U.S. Bank National Association – incorporated herein by reference from Post-Effective Amendment No. 294 to the Trust’s Registration Statement on Form N-1A filed on May 30, 2017.

(h)	(1)
Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference to the Trust’s Registration Statement on Form N-1A filed on May 5, 2011.

		(i)	Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – filed herewith
1

	(2)		Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference to the Trust’s Registration Statement on Form N-1A filed on May 5, 2011.
(i)
Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 294 to the Trust’s Registration Statement on Form N-1A filed on May 30, 2017.

	(3)		Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference to the Trust’s Registration Statement on Form N-1A filed on May 5, 2011.
(i)
Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 294 to the Trust’s Registration Statement on Form N-1A filed on May 30, 2017.

	(4)		Operating Expenses Limitation Agreement between the Trust, on behalf of the Friess Small Cap Growth Fund, and Friess Associates, LLC – filed herewith.
(i)	(1)
Opinion and Consent of Counsel for the Friess Small Cap Growth Fund – incorporated herein by reference from Post-Effective Amendment No. 294 to the Trust’s Registration Statement on Form N-1A filed on May 30, 2017.

(j)	(1)		Consent of Independent Registered Public Accounting Firm by Cohen Fund Audit Services, Ltd. for the Friess Small Cap Growth Fund – filed herewith.
(2)
Powers of Attorney for Robert J. Kern, David A. Massart, Leonard M. Rush and David M. Swanson dated November 18, 2015 – incorporated herein by reference from Post-Effective Amendment No. 217 to the Trust’s Registration Statement on Form N-1A filed on March 24, 2016.

(k)			Omitted Financial Statements – not applicable
(l)			Seed Capital Agreements – incorporated herein by reference to the Trust’s Registration Statement on Form N-1A filed on May 5, 2011.
(m)	(1)		Rule 12b-1 Plan – incorporated herein by reference from Post-Effective Amendment No. 294 to Registrant’s Registration Statement on Form N-1A filed on May 30, 2017.
	(2)		Shareholder Servicing Plan – filed herewith.
(n)			Multiple Class Plan (Rule 18f-3) – incorporated herein by reference from Post-Effective Amendment No. 294 to the Trust’s Registration Statement on Form N-1A filed on May 30, 2017.
(o)			Reserved
(p)	(1)		Code of Ethics for the Trust – incorporated herein by reference from Post-Effective Amendment No. 314 to the Trust’s Registration Statement on Form N-1A filed on October 24, 2017.
	(2)		Code of Ethics for Friess Associates, LLC – incorporated herein by reference from Post-Effective Amendment No. 294 to the Trust’s Registration Statement on Form N-1A filed on May 30, 2017.

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Item 29.  Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.  Indemnification

Reference is made to Article VII of the Registrant’s Amended and Restated Agreement and Declaration of Trust.  With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Trust.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, (the “1933 Act”) the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the U.S. Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.”

Item 31.  Business and Other Connections of Investment Adviser

With respect to the Adviser, the response to this Item will be incorporated by reference to the Adviser’s Uniform Applications for Investment Adviser Registration (“Form ADV”) on file with the SEC.  The Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32.  Principal Underwriter.

Item 32(a)	Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

(a)	ABS Long/Short Strategies Fund
(b)	Absolute Shares Trust
(c)	Active Weighting Funds ETF Trust
(d)	AdvisorShares Trust
(e)	AmericaFirst Quantitative Funds
(f)	American Century ETF Trust
(g)	ARK ETF Trust
(h)	BP Capital TwinLine Energy Fund, Series of Professionally Managed Portfolios
(i)	BP Capital TwinLine MLP Fund, Series of Professionally Managed Portfolios
(j)	Braddock Multi-Strategy Income Fund, Series of Investment Managers Series Trust
(k)	Bridgeway Funds, Inc.
(l)	Brinker Capital Destinations Trust
(m)	Calvert Ultra-Short Duration Income NextShares, Series of Calvert Management Series

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(n)	Center Coast MLP & Infrastructure Fund
(o)	Center Coast MLP Focus Fund, Series of Investment Managers Series Trust
(p)	CornerCap Group of Funds
(q)	Davis Fundamental ETF Trust
(r)	Direxion Shares ETF Trust
(s)	Eaton Vance NextShares Trust
(t)	Eaton Vance NextShares Trust II
(u)	EIP Investment Trust
(v)	EntrepreneurShares Series Trust
(w)	Evanston Alternative Opportunities Fund
(x)	Exchange Listed Funds Trust (f/k/a Exchange Traded Concepts Trust II)
(y)	FEG Absolute Access Fund I LLC
(z)	Fiera Capital Series Trust
(aa)	FlexShares Trust
(bb)	Forum Funds
(cc)	Forum Funds II
(dd)	FQF Trust
(ee)	Friess Small Cap Growth Fund, Series of Managed Portfolio Series
(ff)	GraniteShares ETF Trust
(gg)	Guinness Atkinson Funds
(hh)	Horizons ETF Trust I (f/k/a Recon Capital Series Trust)
(ii)	Infinity Core Alternative Fund
(jj)	Innovator ETFs Trust II (f/k/a Elkhorn ETF Trust)
(kk)	Innovator IBD® 50 ETF, Series of Innovator ETFs Trust
(ll)	Innovator IBD® ETF Leaders ETF, Series of Innovator ETFs Trust

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(mm)	Ironwood Institutional Multi-Strategy Fund LLC
(nn)	Ironwood Multi-Strategy Fund LLC
(oo)	John Hancock Exchange-Traded Fund Trust
(pp)	Manor Investment Funds
(qq)	Miller/Howard Funds Trust
(rr)	Miller/Howard High Income Equity Fund
(ss)	Moerus Worldwide Value Fund, Series of Northern Lights Fund Trust IV
(tt)	MProved Systematic Long-Short Fund, Series Portfolios Trust
(uu)	MProved Systematic Merger Arbitrage Fund, Series Portfolios Trust
(vv)	MProved Systematic Multi-Strategy Fund, Series Portfolios Trust
(ww)	NYSE® Pickens Oil Response™ ETF, Series of ETF Series Solutions
(xx)	OSI ETF Trust
(yy)	Palmer Square Opportunistic Income Fund
(zz)	Partners Group Private Income Opportunities, LLC
(aaa)	PENN Capital Funds Trust
(bbb)	Performance Trust Mutual Funds, Series of Trust for Professional Managers
(ccc)	Pine Grove Alternative Institutional Fund
(ddd)	Plan Investment Fund, Inc.
(eee)	PMC Funds, Series of Trust for Professional Managers
(fff)	Point Bridge GOP Stock Tracker ETF, Series of ETF Series Solutions
(ggg)	Quaker Investment Trust
(hhh)	Ranger Funds Investment Trust
(iii)	Renaissance Capital Greenwich Funds
(jjj)	RMB Investors Trust (f/k/a Burnham Investors Trust)
(kkk)	Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust
(lll)	Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust
(mmm)	Salient MF Trust
(nnn)	SharesPost 100 Fund
(ooo)	Sound Shore Fund, Inc.
(ppp)	Steben Alternative Investment Funds
(qqq)	Steben Select Multi-Strategy Fund
(rrr)	Strategy Shares
(sss)	The 504 Fund (f/k/a The Pennant 504 Fund)
(ttt)	The Chartwell Funds
(uuu)	The Community Development Fund
(vvv)	The Relative Value Fund
(www)	Third Avenue Trust
(xxx)	Third Avenue Variable Series Trust
(yyy)	TIFF Investment Program
(zzz)	Transamerica ETF Trust
(aaaa)	U.S. Global Investors Funds
(bbbb)	VictoryShares Developed Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
(cccc)	VictoryShares Dividend Accelerator ETF, Series of Victory Portfolios II
(dddd)	VictoryShares Emerging Market High Div Volatility Wtd ETF, Series of Victory Portfolios II
(eeee)	VictoryShares Emerging Market Volatility Wtd ETF, Series of Victory Portfolios II
(ffff)	VictoryShares International High Div Volatility Wtd ETF, Series of Victory Portfolios II
(gggg)	VictoryShares International Volatility Wtd ETF, Series of Victory Portfolios II
(hhhh)	VictoryShares US 500 Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
(iiii)	VictoryShares US 500 Volatility Wtd ETF, Series of Victory Portfolios II
(jjjj)	VictoryShares US Discovery Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
(kkkk)	VictoryShares US EQ Income Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
(llll)	VictoryShares US Large Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II
(mmmm)	VictoryShares US Multi-Factor Minimum Volatility ETF, Series of Victory Portfolios II
(nnnn)	VictoryShares US Small Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II
(oooo)	VictoryShares US Small Cap Volatility Wtd ETF, Series of Victory Portfolios II
(pppp)	Vivaldi Opportunities Fund
(qqqq)	West Loop Realty Fund, Series of Investment Managers Series Trust (f/k/a Chilton Realty Income & Growth Fund)
(rrrr)	Wintergreen Fund, Inc.
(ssss)	WisdomTree Trust
(tttt)	WST Investment Trust

Item 32(b)	The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

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Name	Address	Position with Underwriter	Position with Registrant
Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	President, Treasurer and Manager	None
Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Jennifer K. DiValerio	899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312	Vice President	None
Nanette K. Chern	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None

Item 32(c)           Not applicable.

Item 33.  Location of Accounts and Records

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Maintained By:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, Wisconsin 53202
Registrant’s Custodian	U.S. Bank National Association 1555 N. Rivercenter Drive, Suite 302 Milwaukee, Wisconsin 53212
Registrant’s Investment Adviser	Friess Associates, LLC P.O. Box 576 Jackson, Wyoming 83001
Registrant’s Distributor	Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, Maine 04101

Item 34.  Management Services

Not applicable.

Item 35.  Undertakings

Not applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 359 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 359 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on the 25th day of April, 2018.

Managed Portfolio Series By: /s/ James R. Arnold James R. Arnold President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the 25th day of April, 2018.

	Signature	Title

	Robert J. Kern*	Trustee
Robert J. Kern

	David A. Massart*	Trustee
David A. Massart

	Leonard M. Rush*	Trustee
Leonard M. Rush

	David M. Swanson*	Trustee
David M. Swanson

	/s/ James R. Arnold	President and Principal Executive Officer
James R. Arnold

	/s/ Brian R. Wiedmeyer	Treasurer and Principal Financial Officer
Brian R. Wiedmeyer

*By:	/s/ James R. Arnold
James R. Arnold, Attorney-In-Fact pursuant to Power of Attorney

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INDEX TO EXHIBITS

Exhibit Number	Description
(h)(1)(i)	Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC
(h)(4)	Operating Expenses Limitation Agreement between the Trust, on behalf of the Friess Small Cap Growth Fund, and Friess Associates, LLC
(j)(1)	Consent of Independent Registered Public Accounting Firm by Cohen Fund Audit Services, Ltd. for the Friess Small Cap Growth Fund
(m)(2)	Shareholder Servicing Plan

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